UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 09/30/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 98.2%
	BANKS - 25.1%
15,800	Heartland Financial USA, Inc.	$780,520
25,600	Home BancShares, Inc.	645,632
25,600	Horizon Bancorp.	746,752
26,500	Independent Bank Corp.	600,225
28,400	Old Line Bancshares, Inc.	795,200
21,100	Walker & Dunlop, Inc. *	1,104,163
		4,672,492
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
45,780	MMA Capital Management LLC *	1,146,789

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.8%
11,000	Advanced Energy Industries, Inc. *	888,360

	ELECTRONICS - 3.6%
10,400	Applied Optoelectronics, Inc. *	672,568

	ENGINEERING & CONSTRUCTION - 4.9%
16,200	VSE Corp.	921,132

	ENTERTAINMENT - 5.4%
6,300	Cedar Fair LP	403,956
2,900	Churchill Downs, Inc.	597,980
		1,001,936
	FOOD - 4.8%
12,100	Calavo Growers, Inc.	885,720

	HEALTHCARE-PRODUCTS - 3.2%
30,500	AxoGen, Inc. *	590,175

	INSURANCE - 3.5%
3,643	Investors Title Co.	652,352

	LEISURE PRODUCTS - 3.0%
4,900	LCI Industries	567,665

	PHARMACEUTICALS - 6.5%
63,000	Corcept Therapeautics, Inc. *	1,215,900

	RETAIL - 10.6%
14,300	Dave and Buster’s Entertainment, Inc. *	750,464
26,500	Ollie’s Bargain Outlet Holdings, Inc. *	1,229,600
		1,980,064

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 98.2% (Continued)
	SEMICONDUCTORS - 8.9%
8,730	MKS Instruments, Inc.	$824,548
27,500	Ultra Clean Holdings, Inc. *	842,050
		1,666,598
	SOFTWARE - 7.7%
47,600	Asure Software, Inc. *	591,192
11,300	Paycom Software, Inc. *	847,048
		1,438,240

	TOTAL COMMON STOCK (Cost - $15,971,665)	18,299,991

	SHORT-TERM INVESTMENTS - 2.7%
500,765	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.95% **	500,765
	TOTAL SHORT-TERM INVESTMENTS (Cost - $500,765)	500,765

	TOTAL INVESTMENTS - 100.9% (Cost - $16,472,430) (a)	$18,800,756
	LIABILITIES LESS OTHER ASSETS - (0.9)%	(161,041)
	NET ASSETS - 100.0%	$18,639,715

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,449,618 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,765,470
Unrealized depreciation:	(414,332)
Net unrealized appreciation:	$2,351,138

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 99.5%
	AEROSPACE/DEFENSE - 4.6%
11,100	TransDigm Group, Inc.	$2,837,715

	AGRICULTURE - 2.5%
12,800	Altria Group, Inc.	811,776
6,800	Philip Morris International, Inc.	754,868
		1,566,644
	BEVERAGES - 4.8%
15,000	Constellation Brands, Inc.	2,991,750

	BIOTECHNOLOGY - 1.1%
4,950	Alexion Pharmaceuticals, Inc.	694,435

	CHEMICALS - 4.3%
7,400	Sherwin-Williams Co.	2,649,496

	COMMERCIAL SERVICES - 9.4%
21,200	S&P Global, Inc.	3,313,772
38,000	Total System Services, Inc.	2,489,000
		5,802,772
	DISTRIBUTION/WHOLESALE - 2.1%
35,400	LKQ Corp.	1,274,046

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
16,000	E*Trade Financial Corp.	697,760

	ENVIRONMENT - 5.1%
44,900	Waste Connections, Inc.	3,141,204

	FOOD - 0.8%
8,700	Pinnacle Foods, Inc.	497,379

	HAND/MACHINE TOOLS - 0.5%
1,900	Stanley Black & Decker, Inc.	286,843

	HEALTHCARE-PRODUCTS - 16.0%
8,000	Cooper Cos, Inc.	1,896,880
25,000	Edwards Lifesciences Corp	2,732,750
16,700	IDEXX Laboratories, Inc.	2,596,683
19,200	Stryker Corp	2,726,784
		9,953,097
	HEALTHCARE-SERVICES - 7.5%
36,000	Centene Corp	3483720
14,500	HCA Healthcare, Inc.	1,154,055
		4,637,775
	INSURANCE - 4.3%
8,800	Principal Financial Group, Inc.	566,192
13,500	Willis Towers Watson PLC	2,082,105
		2,648,297

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 99.5% (Continued)
	INTERNET - 4.6%
15,850	Netflix, Inc. *	$2,874,398

	RETAIL - 15.6%
2,250	AutoZone, Inc.	1,338,998
24,400	Darden Restaurants Inc.	1,922,232
18,600	Home Depot Inc/The	3,042,216
7,300	O’Reilly Automotive, Inc.	1,572,201
8,050	Ulta Beauty, Inc.	1,819,783
		9,695,430
	SOFTWARE - 12.4%
37,200	Activision Blizzard, Inc.	2,399,772
24,500	Fiserv, Inc. *	3,159,520
18,200	ServiceNow, Inc.	2,139,046
		7,698,338
	TEXTILES - 2.8%
7,000	Mohawk Industries, Inc. *	1,732,570

	TOTAL COMMON STOCK (Cost - $56,796,788)	61,679,949

	SHORT-TERM INVESTMENTS - 0.6%
411,757	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% **	411,757
	TOTAL SHORT-TERM INVESTMENTS (Cost - $411,757)	411,757

	TOTAL INVESTMENTS - 100.1% (Cost - $57,208,545) (a)	$62,091,706
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(78,871)
	NET ASSETS - 100.0%	$62,012,835

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $57,208,545 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,982,440
Unrealized depreciation:	(1,099,279)
Net unrealized appreciation:	$4,883,161

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 105.7%
	BANKS - 10.4%
1,350	Heartland Financial USA, Inc. +	$66,690
1,300	Home BancShares, Inc. +	32,786
1,200	Horizon Bancorp. +	35,004
3,799	Southside Bancshares, Inc. +	138,132
650	Walker & Dunlop, Inc. * +	34,014
		306,626
	BEVERAGES - 3.0%
450	Constellation Brands, Inc. +	89,753

	DISTRIBUTION/WHOLESALE - 3.2%
865	Pool Corp. +	93,567

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
2,700	MMA Capital Management LLC * +	67,635

	ELECTRIC - 3.0%
2,100	Alliant Energy Corp. +	87,297

	ELECTRONICS - 0.7%
320	Applied Optoelectronics, Inc. * +	20,694

	ENGINEERING & CONSTRUCTION - 1.2%
600	VSE Corp. +	34,116

	ENTERTAINMENT - 1.2%
170	Churchill Downs, Inc. +	35,054

	ENVIRONMENTAL CONTROL - 3.4%
1,450	Waste Connections, Inc. +	101,442

	FOOD - 3.7%
450	Calavo Growers, Inc. +	32,940
1,870	Mondelez International, Inc. +	76,034
		108,974
	HAND/MACHINE TOOLS - 3.5%
680	Stanley Black & Decker, Inc. +	102,660

	HEALTHCARE-PRODUCTS - 5.5%
1,340	Baxter International, Inc. +	84,085
500	IDEXX Laboratories, Inc. * +	77,745
		161,830

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 105.7% (Continued)
	HEALTHCARE-SERVICES - 6.2%
1100	Centene Corp. * +	$106,447
940	HCA Healthcare, Inc. * +	74,815
		181,262
	HOUSEHOLD PRODUCTS - 3.1%
1,850	Church & Dwight Co., Inc. +	89,632

	INSURANCE - 3.0%
1,375	Principal Financial Group, Inc. +	88,467

	LEISURE PRODUCTS - 1.9%
475	LCI Industries	55,029

	MEDIA - 5.1%
1,170	Time Warner, Inc. +	119,867
290	Walt Disney Co. +	28,585
		148,452
	MISCELLANEOUS MANUFACTURING - 1.8%
255	3M Co.	53,524

	PHARMACEUTICALS - 6.0%
9,150	Corcept Therapeutics, Inc. * +	176,595

	REAL ESTATE INVESTMENT TRUSTS - 17.4%
4,350	AGNC Investment Corp. +	94,308
7,550	Annaly Capital Management, Inc. +	92,034
2,120	Blackstone Mortgage Trust, Inc. +	65,762
4,200	Brandywine Realty Trust +	73,458
2,250	Chesapeake Lodging Trust +	60,683
8,200	MFA Financial, Inc. +	71,832
240	Public Storage +	51,358
		509,435
	RETAIL - 8.3%
1,000	Dave & Buster’s Entertainment, Inc. * +	52,480
750	McDonald’s Corp. +	117,510
175	Ulta Beauty, Inc. *	39,560
455	Wal-Mart Stores, Inc. +	35,554
		245,104
	SEMICONDUCTORS - 1.2%
380	MKS Instruments, Inc. +	35,891

	SOFTWARE - 7.4%
1,215	Broadridge Financial Solutions, Inc. +	98,196
775	Ebix, Inc.	50,569
900	Paycom Software, Inc. * +	67,464
		216,229
	WATER - 3.2%
1,150	American Water Works Co., Inc. +	93,047

	TOTAL COMMON STOCK (Cost - $2,825,666)	3,102,315

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 2.8%
82,044	Fidelity Investments Money Market Funds - Government Portfolio, 0.95% ** +	$82,044
	TOTAL SHORT-TERM INVESTMENTS (Cost - $82,044)

	TOTAL INVESTMENTS - 108.5% (Cost - $2,907,710) (a)	$3,184,359
	OTHER ASSETS LESS LIABILITIES - 17.4%	(248,417)
	NET ASSETS - 100.0%	$2,935,942

	SECURITIES SOLD SHORT - (25.9)%
	COMMON STOCK - (25.9)%
	BIOTECHNOLOGY - (0.8)%
600	Dermira, Inc. *	16,200
135	Intercept Pharmaceuticals, Inc. *	7,835
		24,035
	CHEMICALS - (1.1)%
1,500	Mosaic Co.	32,385

	COMMERICIAL SERVICES - (0.3)%
641	SEACOR Marine Holdings, Inc. *	10,025

	COMPUTERS - (1.1)%
1,600	Cray, Inc. *	31,120

	DISTRIBUTION/WHOLESALE - (1.4)%
4,500	Fossil Group, Inc. *	41,985

	ELECTRONICS - (1.4)%
6,000	Fitbit, Inc. *	41,760

	ENERGY-ALTERNATIVE SERVICES - (2.0)%
10,300	Pacific Ethanol, Inc. *	57,165

	INTERNET - (4.0)%
5,400	Liquidity Services, Inc. *	31,860
2,500	Rubicon Project, Inc. *	9,725
2,200	Snap, Inc. *	31,988
320	TripAdvisor, Inc. *	12,970
1,900	Twitter, Inc. *	32,053
		118,596
	OIL & GAS - (3.7)%
2,300	Carrizo Oil & Gas, Inc. *	39,399
1,200	Delek US Holdings, Inc.	32,076
1,380	Gulfport Energy Corp. *	19,789
320	PDC Energy, Inc. *	15,690
		106,954
	OIL & GAS SERVICES - (1.0)%
650	SEACOR Holdings, Inc. *	29,971

	PHARMACEUTICALS- (2.1)%
375	Agios Pharmaceuticals, Inc. *	25,031
1,350	Revance Therapeutics, Inc. *	37,193
		62,224

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	SECURITIES SOLD SHORT - (25.9)% (Continued)
	COMMON STOCK - (25.9)% (Continued)
	RETAIL - (4.6)%
1,150	Buckle, Inc.	$19,378
3,800	Build-A-Bear Workshop, Inc. *	34,770
5,800	JC Penny Co., Inc. *	22,098
13,700	TravelCenters of America LLC *	58,225
		134,471
	SOFTWARE - (1.2)%
4,700	Brightcove, Inc. *	33,840

	TELECOMMUNICATIONS - (1.2)%
2,100	RigNet, Inc. *	36,120

	TOTAL COMMON STOCK (Cost - $742,312)	760,651

	TOTAL SECURITIES SOLD SHORT (Proceeds - $742,312) (a)	$760,651

PLC - Public Limited Company

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for securities sold short.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $2,166,741 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$377,200
Unrealized depreciation:	(120,233)
Net unrealized appreciation:	$256,967

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares					Value
	EXCHANGE TRADED FUND - 7.3%
98,500	Vanguard Short-Term Bond ETF				$7,862,270
	TOTAL EXCHANGE TRADED FUND (Cost $7,908,755)				7,862,270

			Options
Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value
	OPTIONS PURCHASED - 1.7% *
	CALL OPTIONS PURCHASED - 1.1%
600	Corn Future, Maturing December 2017 +	Wedbush	11/27/2017 - $380.00	$11,400,000	$63,750
600	Corn Future, Maturing March 2018 +	Wedbush	2/26/2018 - $400.00	12,000,000	138,750
1	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $55.00	55,000	170
140	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $65.00	9,100,000	1,400
430	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2017 - $61.50	26,445,000	159,100
150	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2017 - $62.50	9,375,000	43,500
290	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2017 - $63.00	18,270,000	75,400
355	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2017 - $63.50	22,542,500	81,650
300	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2017 - $64.00	19,200,000	60,000
150	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2017 - $64.50	9,675,000	27,000
150	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2017 - $65.00	9,750,000	24,000
140	Crude Oil Future, Maturing March 2018 +	Wedbush	2/15/2018 - $63.50	8,890,000	46,200
580	Crude Oil Future, Maturing March 2018 +	Wedbush	2/15/2018 - $64.00	37,120,000	174,000
70	Crude Oil Future, Maturing March 2018 +	Wedbush	2/15/2018 - $64.50	4,515,000	18,900
100	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,450.00	14,500,000	1,000
140	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,510.00	21,140,000	1,400
290	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,455.00	42,195,000	49,300
150	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,465.00	21,975,000	22,500
870	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,485.00	129,195,000	104,400
150	Gold Future, Maturing February 2018 +	Wedbush	1/26/2018 - $1,485.00	22,275,000	36,000
110	Gold Future, Maturing February 2018 +	Wedbush	1/26/2018 - $1,525.00	16,775,000	18,700
140	Gold Future, Maturing February 2018 +	Wedbush	1/26/2018 - $1,550.00	21,700,000	18,200
150	Gold Future, Maturing February 2018 +	Wedbush	1/26/2018 - $1,600.00	24,000,000	13,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,806,232)			512,092,500	1,178,820

	PUT OPTIONS PURCHASED - 0.6%
800	Corn Future, Maturing December 2017 +	Wedbush	11/27/2017 - $310.00	12,400,000	10,000
600	Corn Future, Maturing December 2017 +	Wedbush	11/27/2017 - $340.00	10,350,000	91,875
150	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $32.50	4,875,000	1,500
740	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $33.00	24,420,000	7,400
150	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $34.00	5,100,000	1,500
420	Crude Oil Future, Maturing December 2017 +	Wedbush	11/16/2017 - $30.50	12,810,000	4,200
140	Crude Oil Future, Maturing December 2017 +	Wedbush	11/16/2017 - $31.00	4,340,000	1,400
150	Crude Oil Future, Maturing December 2017 +	Wedbush	11/16/2017 - $32.00	4,800,000	1,500
300	Crude Oil Future, Maturing December 2017 +	Wedbush	11/16/2017 - $32.50	9,750,000	3,000
140	Crude Oil Future, Maturing December 2017 +	Wedbush	11/16/2017 - $33.00	4,620,000	1,400
140	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $32.00	4,480,000	5,600
360	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $32.50	11,700,000	14,400
140	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $33.00	4,620,000	7,000
450	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $34.00	15,300,000	27,000
300	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $37.00	11,100,000	39,000
300	Crude Oil Future, Maturing March 2018 +	Wedbush	2/15/2018 - $35.00	10,500,000	36,000
140	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,135.00	15,890,000	4,200
280	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,140.00	31,920,000	8,400
285	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,120.00	31,920,000	17,100
290	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,175.00	34,075,000	49,300
200	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,225.00	24,500,000	116,000
140	Gold Future, Maturing February 2018 +	Wedbush	1/26/2018 - $1,220.00	17,080,000	114,800
140	Gold Future, Maturing March 2018 +	Wedbush	2/22/2018 - $1,145.00	16,030,000	39,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,421,230)			322,580,000	601,775

	TOTAL OPTIONS PURCHASED (Cost - $3,227,462)			834,672,500	1,780,595

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Principal		Value
	UNITED STATES GOVERNMENT SECURITIES - 62.1%
$5,000,000	United States Treasury Notes, 1.00%, 12/15/2017 +	$4,998,655
5,000,000	United States Treasury Notes, 0.875%, 1/31/2018 +	4,995,304
5,000,000	United States Treasury Notes, 1.000%, 2/15/2018 +	4,996,844
4,000,000	United States Treasury Notes, 0.750%, 2/28/2018 +	3,993,281
5,000,000	United States Treasury Notes, 0.875%, 3/31/2018 +	4,991,250
5,000,000	United States Treasury Notes, 0.750%, 3/31/2018 +	4,988,722
5,000,000	United States Treasury Notes, 0.750%, 4/30/2018 +	4,985,820
5,000,000	United States Treasury Notes, 1.000%, 5/31/2018 +	4,991,699
5,000,000	United States Treasury Notes, 0.875%, 7/15/2018 +	4,983,396
2,000,000	United States Treasury Notes, 1.000%, 9/15/2018 +	1,993,164
2,000,000	United States Treasury Notes, 1.250%, 11.30/2018 +	1,996,953
5,000,000	United States Treasury Notes, 1.500%, 1/31/2019 +	5,005,859
3,000,000	United States Treasury Notes, 1.000%, 3/15/2019 +	2,982,363
3,000,000	United States Treasury Notes, 1.000%, 3/15/2019 +	2,982,363
3,000,000	United States Treasury Notes, 1.250%, 4/30/2019 +	2,991,738
2,000,000	United States Treasury Notes, 0.750%, 7/15/2019 +	1,975,352
1,000,000	United States Treasury Notes, 1.625%, 8/31/2019 +	1,002,930
2,000,000	United States Treasury Notes, 1.000%, 9/30/2019 +	1,981,563
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $66,974,123)	66,837,256
Shares
	PRIVATE INVESTMENT FUND - 13.3%
135,254	Prime Meridian Income QP Fund #	14,293,877
	TOTAL PRIVATE INVESTMENT FUND (Cost - $13,579,802)	14,293,877

	SHORT-TERM INVESTMENTS - 16.0%
5,107,015	Fidelity Institutional Government Portfolio, Class I, 0.95% ** + ^	5,107,015
3,610,732	TCG Cash Reserve Government Money Market Fund, Institutional Class, 1.02% ** ++ ^	3,610,732
910,666	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 1.11% ** ++ ^	910,666
910,654	TCG Liquid Assets Government Money Market Fund, Institutional Class, 1.22% ** ++ ^	910,654
910,647	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 1.11% ** ++ ^	910,647
910,642	TCG US Government Advantage Money Market Fund, Institutional Class, 1.08% ** ++ ^	910,642
910,646	TCG US Government Max Money Market Fund, Institutional Class, 1.11% ** ++ ^	910,646
1,210,673	TCG US Government Premier Money Market Fund, Institutional Class, 1.07% ** ++ ^	1,210,673
910,612	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 1.08% ** ++ ^	910,612
910,719	TCG US Government Select Money Market Fund, Institutional Class, 1.21% ** ++ ^	910,719
910,785	TCG US Government Ultra Money Market Fund, Institutional Class, 1.22% ** ++ ^	910,785
	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,213,791)	17,213,791

	TOTAL INVESTMENTS - 100.4% (Cost - $108,903,933) (b)	$107,987,789
	LIABILITIES LESS OTHER ASSETS - (0.4)%	(434,236)
	NET ASSETS - 100.0%	$107,553,553

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

			Options
Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	OPTIONS WRITTEN - (2.1)% *
	CALL OPTIONS WRITTEN - (1.4)%
1,200	Corn Future, Maturing December 2017 +	Wedbush	11/27/2017 - $390.00	$23,400,000	$75,000
600	Corn Future, Maturing January 2018 +	Wedbush	12/18/2017 - $385.00	11,550,000	121,407
140	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $53.50	7,490,000	58,800
210	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $55.50	11,655,000	27,300
210	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $56.00	11,760,000	21,000
440	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $57.50	25,300,000	17,600
20	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $62.50	1,250,000	200
10	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $64.00	640,000	100
280	Crude Oil Future, Maturing December 2017 +	Wedbush	11/16/2017 - $55.50	4,130,000	9,800
440	Crude Oil Future, Maturing December 2017 +	Wedbush	11/16/2017 - $56.00	15,540,000	159,600
70	Crude Oil Future, Maturing December 2017 +	Wedbush	11/15/2017 - $59.00	24,640,000	206,800
150	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $57.00	8,550,000	118,500
140	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $57.50	8,050,000	95,200
290	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $58.50	16,965,000	145,000
150	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $59.00	8,850,000	64,500
1	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $64.00	64,000	100
370	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $60.00	22,200,000	203,500
400	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $66.00	26,400,000	52,000
150	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,385.00	20,775,000	7,500
150	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,400.00	21,000,000	6,000
280	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,415.00	39,620,000	5,600
430	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,410.00	60,630,000	55,900
150	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,420.00	21,300,000	16,500
300	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,430.00	42,900,000	27,000
160	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,450.00	23,200,000	11,200
10	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,465.00	1,465,000	600
100	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,445.00	14,450,000	19,000
70	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,490.00	10,430,000	8,400
60	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,495.00	8,970,000	6,600
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $2,436,773)			493,174,000	1,540,707

	PUT OPTIONS WRITTEN - (0.7)%
600	Corn Future, Maturing November 2017 +	Wedbush	10/30/2017 - $345.00	10,350,000	78,750
1,200	Corn Future, Maturing December 2017 +	Wedbush	11/27/2017 - $330.00	19,800,000	82,500
10	Crude Oil Future, Maturing November 2017 +	Wedbush	10/18/2017 - $36.00	360,000	100
160	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $37.00	5,920,000	9,600
140	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $37.50	5,250,000	9,800
300	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $38.50	11,550,000	30,000
300	Crude Oil Future, Maturing January 2018 +	Wedbush	12/15/2017 - $40.00	12,000,000	45,000
150	Crude Oil Future, Maturing February 2018 +	Wedbush	1/18/2018 - $39.00	5,850,000	31,500
6	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,115.00	669,000	60
570	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,170.00	66,690,000	11,400
280	Gold Future, Maturing November 2017 +	Wedbush	10/27/2017 - $1,190.00	33,320,000	8,400
80	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,110.00	8,800,000	800
100	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,115.00	11,150,000	2,000
10	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,165.00	1,165,000	600
50	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,170.00	5,850,000	3,500
140	Gold Future, Maturing December 2017 +	Wedbush	11/28/2017 - $1,220.00	17,080,000	37,800
400	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,200.00	48,000,000	124,000
140	Gold Future, Maturing January 2018 +	Wedbush	12/27/2017 - $1,235.00	17,290,000	105,000
140	Gold Future, Maturing February 2018 +	Wedbush	1/26/2018 - $1,190.00	16,660,000	61,600
140	Gold Future, Maturing February 2018 +	Wedbush	1/25/2018 - $1,195.00	16,730,000	68,600
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,492,383)			314,484,000	711,010

	TOTAL OPTIONS WRITTEN (Premiums Received - $3,929,156) (b)			$807,658,000	$2,251,717

ETF - Exchange Traded Fund

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC.

++	An affiliate of the Advisor.

^	All or a portion of security held as collateral for open options contracts.

#	The security is illiquid; total illiquid securities represent 13.3% of net assets.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $105,736,545 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$416,618
Unrealized depreciation:	(417,091)
Net unrealized depreciation:	$(473)

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 1.9%
497,572	Vanguard Short-Term Bond ETF			$ 39,716,197
	TOTAL EXCHANGE TRADED FUND (Cost - $39,775,906)			39,716,197

		Options
Contracts (a)		Expiration Date - Exercise Price	Counterparty
	PURCHASED OPTIONS -7.6% *
	PUT OPTIONS PURCHASED - 0.5%
400	S&P 500 Index Future, Maturing December 2017	10/23/2017- $1,950	Mizuho	15,000
15,000	S&P 500 Index Future, Maturing December 2017	11/1/2017- $1,850	1, 2, 3, 4, 8	750,000
10,250	S&P 500 Index Future, Maturing December 2017	11/20/2017- $1,900	4, 7, 8	1,665,625
26,850	S&P 500 Index Future, Maturing December 2017	11/20/2017- $1,850	1, 2, 3, 4, 5, 6, 7, 8	3,691,875
5,250	S&P 500 Index Future, Maturing December 2017	12/1/2017- $1,850	4, 7, 8	984,375
14,750	S&P 500 Index Future, Maturing December 2017	12/1/2017- $1,900	3, 4, 5, 6, 7, 8	3,134,375
	TOTAL PUT OPTIONS PURCHASED (Cost - $25,675,938)			10,241,250

	CALL OPTIONS PURCHASED - 7.1%
1,000	S&P 500 Index Future, Maturing December 2017	10/23/2017-$2,425	ED&F Man	23,525,000
3,500	S&P 500 Index Future, Maturing December 2017	11/1/2017-$2,510	3, 5, 8	21,350,000
500	S&P 500 Index Future, Maturing December 2017	11/20/2017- $2,550	HSBC	1,512,500
2,000	S&P 500 Index Future, Maturing December 2017	11/20/2017- $2,470	Mizuho	31,700,000
2,000	S&P 500 Index Future, Maturing December 2017	11/20/2017-$2,500	Wells Fargo	20,050,000
1,500	S&P 500 Index Future, Maturing December 2017	12/15/2017- $2.540	4, 7, 8	10,612,500
1,500	S&P 500 Index Future, Maturing December 2017	12/15/2017- $2,545	4, 7, 8	9,637,500
1,500	S&P 500 Index Future, Maturing December 2017	1/2/2018- $2,550	4, 8	10,762,500
1,500	S&P 500 Index Future, Maturing December 2017	1/2/2018- $2,555	4, 7, 8	9,862,500
500	S&P 500 Index Future, Maturing March 2018	1/22/2018- $2,570	HSBC	3,250,000
500	S&P 500 Index Future, Maturing March 2018	1/22/2018-$2,575	Wedbush	2,987,500

	TOTAL CALL OPTIONS PURCHASED (Cost - $102,686,250)			145,250,000

	TOTAL PURCHASED OPTIONS (Cost - $128,362,188)			155,491,250

	PRIVATE INVESTMENT FUNDS - 5.1%
998,952	Prime Meridin Income QP Fund, LP ~ #			105,159,501
	TOTAL PRIVATE INVESTMENT (Cost - $100,872,941)			105,159,501

Principal
	UNITED STATES GOVERNMENT SECURITIES - 65.2%
$ 100,000,000	United States Treasury Notes, 1.125%, 06/15/2018			99,898,437
100,000,000	United States Treasury Notes, 1.000%, 09/15/2018 +			99,658,203
100,000,000	United States Treasury Notes, 1.250%, 11/15/2018			99,841,796
100,000,000	United States Treasury Notes, 1.375%, 11/30/2018 +			99,984,375
100,000,000	United States Treasury Notes, 1.250%, 12/15/2018 +			99,835,937
100,000,000	United States Treasury Notes, 1.500%, 12/31/2018 +			100,123,047
150,000,000	United States Treasury Notes, 1.125%, 1/15/2019 +			149,469,726
50,000,000	United States Treasury Notes, 1.5000%, 1/31/2019 +			50,058,594
100,000,000	United States Treasury Notes, 1.375%, 02/28/2019 +			99,947,266
50,000,000	United States Treasury Notes,1.5000%, 04/25/2019 +			50,053,711
200,000,000	United States Treasury Notes, 0.875%, 04/15/2019 +			198,328,126
100,000,000	United States Treasury Notes, 0.750%, 07/15/2019			98,767,578
100,000,000	United States Treasury Notes,1.000%, 09/30/2019			99,078,125
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,352,245,121)			1,345,044,921
Shares
	SHORT-TERM INVESTMENTS - 15.8%
	MONEY MARKET FUNDS - 15.8%
125,175,639	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% **+			125,175,639
42,433,524	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.66% (b) **+			42,433,524
17,233,904	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.66% (b) **+			17,233,904
17,233,547	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.66% (b) **+			17,233,547
17,233,524	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.65% (b) **+			17,233,524
17,233,407	TCG US Government Advantage Money Market Fund, Institutional Class, 0.66% (b) **+			17,233,407
17,233,419	TCG US Government Max Money Market Fund, Institutional Class, 0.66% (b) **+			17,233,419
20,833,580	TCG US Government Premier Money Market Fund, Institutional Class, 0.66% (b) **+			20,833,580
17,232,703	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% (b) **+			17,232,703

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares				Value
	SHORT-TERM INVESTMENTS - 15.8% (Continued)
	MONEY MARKET FUNDS - 15.8% (Continued)
17,234,903	TCG US Government Select Money Market Fund, Institutional Class, 1.11% (b) **+			$ 17,234,903
17,236,138	TCG US Government Ultra Money Market Fund, Institutional Class, 1.11% (b) **+			17,236,138
	TOTAL SHORT-TERM INVESTMENTS (Cost - $326,314,289)			326,314,288

	TOTAL INVESTMENTS - 95.6% (Cost - $1,947,570,445) (c)			$ 1,971,726,157
	OTHER ASSETS LESS LIABILITIES - 4.6%			92,004,110
	NET ASSETS - 100.0%			$ 2,063,730,267

	Options
Contracts (a)	Expiration Date - Exercise Price		Counterparty	Value
	WRITTEN OPTIONS - (16.1) % *
	PUT OPTIONS WRITTEN - (0.1) %
12,500	S&P 500 Index Future, Maturing September 2017	10/2/2017- $2,100	1, 3, 4, 5, 7, 8	156,250
10,000	S&P 500 Index Future, Maturing September 2017	10/2/2017- $2,150	1, 4, 7, 8	125,000
12,500	S&P 500 Index Future, Maturing December 2017	10/23/2017- $2,150	3, 4, 5, 7, 8	1,093,750
7,500	S&P 500 Index Future, Maturing December 2017	10/23/2017- $2,100	4, 7, 8	562,500
250	S&P 500 Index Future, Maturing December 2017	10/23/2017- $2,400	Royal Bank of Canada	140,625
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $17,392,500)			2,078,125

	CALL OPTIONS WRITTEN - (16.0) %
1,250	S&P 500 Index Future, Maturing September 2017	10/2/2017- $2,400	7, 8	36,968,750
2,000	S&P 500 Index Future, Maturing December 2017	10/23/2017- $2.490	Wells Fargo	17,400,000
2,000	S&P 500 Index Future, Maturing December 2017	10/23/2017- $2,495	3, 8	15,350,000
1,000	S&P 500 Index Future, Maturing December 2017	10/23/2017- $2,560	Mizuho	487,500
9,000	S&P 500 Index Future, Maturing December 2017	11/1/2017- $2,560	3, 5	8,100,000
2,000	S&P 500 Index Future, Maturing December 2017	11/20/2017- $2,515	Wedbush	15,000,000
2,025	S&P 500 Index Future, Maturing December 2017	12/1/2017- $2,450	3, 4, 7	42,727,500
9,000	S&P 500 Index Future, Maturing December 2017	12/15/2017- $2,590	4, 7, 8	20,925,000
1,000	S&P 500 Index Future, Maturing December 2017	11/20/2017- $2,520	Wedbush	6,700,000
9,000	S&P 500 Index Future, Maturing December 2017	1/2/2018- $2,600	4, 7, 8	23,625,000
1,500	S&P 500 Index Future, Maturing March 2018	1/22/2018- $2,620	HSBC	3,750,000
1,500	S&P 500 Index Future, Maturing March 2018	1/22/2018- $2,630	Wedbush	3,037,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $180,284,375)			194,071,250

	TOTAL OPTIONS WRITTEN (Premiums Received - $197,676,875)			$ 196,149,375

* Non-income producing security.
** Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.
~ The value of this security has been determined in good faith under policies of the Board of Trustees.
# The security is illiquid; total illiquid securities represent 4.4 % of net assets.
+ All or a portion of security held as collateral for open options contracts.
(a) Each contract is equivalent to one of the underlying futures contract.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, excluding futures, is $1,947,570,445 and offers from value by net unrealized appreciation (depreciation) of securities as follows:
1 - ADM Investors
2 - ED&F Man
3 - HSBC
4 - Mizuho
5 - Rosenthal Collins Group
6 - Royal Bank of Canada
7 – Wedbush
8 - Wells Fargo

			Unrealized appreciation:	$ 70,827,184
			Unrealized depreciation:	(45,143,972)
		Net unrealized appreciation:		$ 25,683,212

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 84.1%
	AEROSPACE/DEFENSE - 4.1%
$100,000	Arconic, Inc.	6.150	8/15/2020	$109,304

	BIOTECHNOLOGY - 3.7%
22,000	Amgen, Inc.	5.700	2/1/2019	23,105
76,000	Celgene Corp.	2.250	5/15/2019	76,352
				99,457
	COMMERCIAL SERVICES - 7.5%
100,000	Quad Graphics, Inc.	7.000	5/1/2022	102,319
95,000	Western Union Co.	3.350	5/22/2019	96,675
				198,994
	COMPUTERS - 1.9%
50,000	Hewlett-Packard Co.	2.750	1/14/2019	50,377

	DIVERSIFIED FINANCIAL SERVICES - 7.7%
100,000	Ally Financial, Inc.	4.625	5/19/2022	104,750
100,000	Synchrony Financial	3.000	8/15/2019	101,266
				206,016
	HEALTHCARE-PRODUCTS - 1.0%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,189

	HEALTHCARE-SERVICES - 3.3%
80,000	HCA, Inc.	5.875	3/15/2022	88,596

	INVESTMENT COMPANIES - 14.5%
100,000	PennantPark Investment Corp.	4.500	10/1/2019	101,573
275,000	Prospect Capital Corp.	5.000	7/15/2019	285,120
				386,693
	MINING - 3.8%
100,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	100,347

	OFFICE/BUSINESS EQUIPMENT - 5.5%
145,000	Pitney Bowes, Inc.	4.750	5/15/2018	147,880

	OIL & GAS - 10.5%
275,000	Nabors Industries, Inc.	5.000	9/15/2020	281,064

	PACKAGING & CONTAINERS - 3.4%
85,000	Ball Corp.	5.000	3/15/2022	92,001

	PIPELINES - 3.5%
96,000	Rose Rock Midstream LP	5.625	7/15/2022	94,487

	REITS - 3.5%
85,000	Healthcare Realty Trust	5.750	1/15/2021	93,014

	RETAIL - 7.4%
90,000	Family Dollar Stores, Inc.	5.000	2/1/2021	96,279
100,000	Macy’s Retail Holdings, Inc.	3.875	1/15/2022	100,291
				196,570
	SOFTWARE - 2.8%
75,000	Fiserv, Inc.	2.700	6/1/2020	75,855

	TOTAL CORPORATE BONDS (Cost - $2,241,329)			2,245,844

	CONVERTIBLE BONDS - 9.9%
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
45,000	FXCM, Inc.	2.250	6/15/2018	20,048

	PHARMACEUTICALS - 6.0%
160,000	Herbalife Ltd.	2.000	8/15/2019	160,104

	REITS - 3.2%
85,000	Spirit Realty Capital, Inc.	2.875	5/15/2019	85,524

	TOTAL CONVERTIBLE BONDS (Cost - $267,280)			265,676

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	EXCHANGE-TRADED FUNDS - 4.7%
	EQUITY FUND - 4.7%
1,535	Vanguard Total Bond Market ETF	$125,809
	TOTAL EXCHANGE TRADED FUNDS (Cost - $124.995)	125,809

	SHORT-TERM INVESTMENTS - 0.9%
23,792	Fidelity Institutional Government Portfolio, Class I, 0.95% *	23,792
	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,792)	23,792

	TOTAL INVESTMENTS - 99.6% (Cost - $2,657,396) (a)	$2,661,121
	OTHER ASSETS LESS LIABILITIES - 0.4%	10,484
	NET ASSETS - 100.0%	$2,671,605

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,657,613 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$20,797
Unrealized depreciation:	(17,289)
Net unrealized appreciation:	$3,508

CATALYST FUNDS
CATALYST INTELLIGENT ALTERNATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	MUTUAL FUNDS -97.1%
	ALTERNATIVE FUNDS - 45.3%
41,558	Catalyst Hedged Commodity Strategy Fund , Class I +	$459,218
13,672	Catalyst Time Value Trading Fund, Class I *+	117,857
30,591	Catalyst/Auctos Managed Futures Multi-Strategy Fund, Class I +	434,693
		1,011,768
	ASSET ALLOCATION FUNDS - 42.9%
39,771	Catalyst Hedged Futures Strategy Fund, Class I +	340,038
14,114	Catalyst Macro Strategy Fund, Class I *+	125,614
15,682	Catalyst/Millburn Hedge Strategy Fund, Class I +	493,038
		958,690
	EQUITY FUND - 8.9%
12,117	Catalyst Insider Long/Short Fund, Class I *+	113,776
14,143	Catalyst MLP & Infrastructure Fund , Class I +	86,127
		199,903

	TOTAL MUTUAL FUNDS (Cost - $2,304,064)	2,170,361

	SHORT-TERM INVESTMENTS - 3.5%
78,522	Fidelity Institutional Government Portfolio, Class I, 0.95% **	78,522
	TOTAL SHORT-TERM INVESTMENTS (Cost - $78,522)	78,522

	TOTAL INVESTMENTS - 100.6% (Cost - $2,383,126) (a)	$2,248,883
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(15,072)
	NET ASSETS - 100.0%	$2,233,811

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

+	Affiliated company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,382,366 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$87,121
Unrealized depreciation:	(221,364)
Net unrealized depreciation:	$(134,243)

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 50.2%
	AUTO MANUFACTURERS - 1.0%
642	Fiat Chrysler Automobiles NV *	$11,498

	BANKS - 2.5%
493	Byline Bancorp, Inc. *	10,481
160	Citizens Financial Group, Inc.	6,059
450	PCSB Financial Corp. *	8,487
210	RBB Bancorp, Inc. *	4,807
		29,834
	BIOTECHNOLOGY - 3.5%
274	Argenx SE - ADR *	6,149
270	Biohaven Pharmaceutical Holding Co Ltd. *	10,093
365	Celcuity, Inc. *	4,468
305	Deciphera Pharmaceuticals, Inc. *	5,792
465	Krystal Biotech, Inc. *	4,636
315	Nucana PLC - ADR *	5,787
180	Zai Lab Limited - ADR *	4,860
		41,784
	CHEMICALS - 1.1%
350	PQ Group Holdings, Inc. *	6,037
292	Venator Materials PLC. *	6,599
		12,636
	COMMERCIAL SERVICES - 4.0%
670	Bright Scholar Education Holdings Ltd - ADR *	15,564
540	Emerald Expositions Events, Inc.	12,550
120	IHS Markit Ltd. *	5,290
165	PayPal Holdings, Inc. *	10,565
80	TransUnion *	3,781
		47,749
	COMPUTERS - 2.1%
460	Conduent, Inc. *	7,208
164	DXC Technology Co.	14,084
205	Hewlett Packard Enterprise Co.	3,016
		24,308
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
210	Ally Financial, Inc.	5,095
950	Hamilton Lane, Inc.	25,508
		30,603
	ELECTRONICS - 1.3%
103	Fortive Corp.	7,291
600	ShotSpotter, Inc. *	8,070
		15,361

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 50.2% (Continued)
	FOOD - 0.8%
112	Kraft Heinz Co.	$8,686

	FOOD SERVICE - 0.4%
112	Aramark	4,548

	HEALTHCARE-PRODUCTS - 0.7%
225	Varex Imaging Corp. *	7,614

	HEALTHCARE-PRODUCTS - 0.6%
72	Quintiles IMS Holdings, Inc. *	6,845

	HOME FURNISHINGS - 0.7%
310	Roku, Inc. *	8,227

	INSURANCE - 0.9%
115	BRIGHTHOUSE FINANCIAL, INC. *	6,992
90	Kinsale Capital Group Inc.	3,885
		10,877
	INTERNET - 5.9%
750	Carvana Co. *	11,010
165	DESPEGAR.COM, CORP. *	5,280
775	Okta, Inc. *	21,863
415	Secoo Holding Limited - ADR *	3,694
1,550	Snap, Inc. *	22,537
79	Trade Desk, Inc. *	4,859
		69,243
	LODGING - 1.7%
329	Hilton Grand Vacations, Inc. *	12,709
102	Hilton Worldwide Holdings, Inc.	7,084
		19,793
	MACHINERY-DIVERSIFIED - 1.4%
597	Garnder Denver Holdings, Inc. *	16,429

	MEDIA - 0.9%
60	Liberty Broadband Corp. *	5,651
11	Liberty Media Corp-Liberty Formula One *	401
119	Liberty Media Corp-Liberty SiriusXM *	4,986
		11,038
	MUNICIPAL - 0.4%
185	RYB Education, Inc. - ADR *	5,273

	OIL & GAS SERVICES - 0.9%
620	Solaris Oilfield Infrastructure, Inc. *	10,807

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 50.2% (Continued)
	PHARMACEUTICALS - 3.5%
127	AbbVie, Inc.	$11,285
255	Dova Pharmaceuticals, Inc. *	6,191
310	Nightstar Therapeutics PLC - ADR *	5,952
38	Shire PLC - ADR	5,819
380	UroGen Pharma Ltd. *	11,978
		41,226
	PIPELINES - 1.5%
440	Antero Midstream GP LP	9,007
75	Noble Midstream Partners LP	3,890
300	Oasis Midstream Partners LP *	5,088
		17,985
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
300	Invitation Homes, Inc.	6,795
390	Redfin Corporation *	9,785
		16,580
	RETAIL - 2.6%
340	Floor & Decor Holdings, Inc. *	13,236
245	PETIQ, INC. *	6,635
90	Restaurant Brands International, Inc.	5,749
140	Yum China Holdings, Inc. *	5,596
		31,216
	SEMICONDUCTORS - 2.6%
720	SMART Global Holdings, Inc. *	19,282

	SOFTWARE - 4.4%
500	Alteryx, Inc. *	10,185
600	Appian Corp. *	17,076
365	First Data Corp. *	6,585
363	Micro Focus International PLC *	11,585
310	MuleSoft, Inc. *	6,243
		51,674
	TELECOMMUNICATIONS - 0.8%
324	Altice USA, Inc. *	8,848

	TRANSPORTATION -1.0%
480	BEST INC. - ADR *	5,746
260	Schneider National Inc	6,578
		12,324

	TOTAL COMMON STOCK (Cost - $492,014)	592,287

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUND - 39.8%
	EQUITY FUND - 39.8%
7,370	First Trust US Equity Opportunities ETF	$470,575
	TOTAL EXCHANGE TRADED FUND (Cost - $413,106)	470,575

	SHORT-TERM INVESTMENTS - 13.5%
159,658	Fidelity Institutional Government Portfolio, Institutional Class, 0.95% **	159,658
	TOTAL SHORT-TERM INVESTMENTS (Cost - $159,658)	159,658

	TOTAL INVESTMENTS - 103.5% (Cost - $1,064,778) (a)	$1,222,520
	LIABILITIES LESS OTHER ASSETS - (3.5)%	(41,505)
	NET ASSETS - 100.0%	$1,181,015

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

ADR - American Depositary Receipt.

ETF - Exchange Traded Funds

LP - Limited Partnership.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,065,123 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$180,460
Unrealized depreciation:	(23,063)
Net unrealized appreciation:	$157,397

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares						Value
	COMMON STOCK - 0.1%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,000	MMA Capital Management LLC *					$ 25,050
	TOTAL COMMON STOCK (Cost - $23,455)					25,050

			Coupon Rate (%)	Maturity
	STRUCTURED NOTES - 14.9%
1,475,000	DR Alpha ex-Argriculture and Livestock Index (Issuer BNP Paribas)		0.000^	12/20/2017		2,125,770
1,000,000	DR Alpha ex-Argriculture and Livestock Index (Issuer BNP Paribas) #		0.000^	4/9/2018		1,171,500
	TOTAL STRUCTURED NOTES(Cost - $2,475,000)					3,297,270

Contracts (a)		Counterparty	Expiration Date - Exercise Price		Notional Value
	OPTIONS PURCHASED - 71.6% *
	PUT OPTIONS PURCHASED - 40.6%
1,000	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	1/19/2018 - $21		2,100,000	247,500
375	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	1/19/2018 - $22		825,000	123,750
180	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	1/19/2018 - $25		450,000	107,100
30	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	11/17/2017 - $20		60,000	3,975
2,530	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	3/16/2018 - $20		5,060,000	619,850
20	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/18/2019 - $20		40,000	16,560
15	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/18/2019 - $25		37,500	18,825
10	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/19/2018 - $20		20,000	6,650
10	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/19/2018 - $4		4,000	1,610
10	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/19/2018 - $4		4,000	210
10	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/18/2019 - $5		5,000	510
1	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/19/2018 - $5		500	254
12,808	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/18/2019 - $10		12,808,000	4,418,760
1,430	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/19/2018 - $10		1,430,000	231,660
1	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/18/2019 - $12		1,200	475
220	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $18		396,000	95,150
525	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $20		1,050,000	294,000
555	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $21		1,165,500	345,488
100	ProShares Ultra Bloomberg Crude Oil	Pershing	1/19/2018 - $22		220,000	49,750
525	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $19		997,500	259,875
10	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	12/15/2017 - $50		50,000	31,525
15,110	United States Natural Gas Fund	Pershing	1/18/2019 - $7		10,577,000	1,979,410
901	United States Natural Gas Fund	Pershing	1/19/2018 - $8		720,800	146,863
20	Universal Insurance Holdings, Inc.	Pershing	10/20/2017 - $12.50		25,000	40
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,250,167)				38,047,000	8,999,790

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value

	CALL OPTIONS PURCHASED - 31.0%
4	3M Co.	Pershing	1/17/2020 - $200	80,000	$ 10,110
20	3M Co.	Pershing	1/18/2019 - $200	400,000	40,500
50	3M Co.	Pershing	1/18/2019 - $230	1,150,000	33,750
23	Accenture PLC	Pershing	1/18/2019 - $120	276,000	47,150
15	Adobe Systems, Inc.	Pershing	1/18/2019 - $130	195,000	45,000
15	Aetna, Inc.	Pershing	1/18/2019 - $140	210,000	40,762
85	Alaska Air Group, Inc.	Pershing	1/18/2019 - $90	765,000	46,750
15	Alaska Air Group, Inc.	Pershing	1/18/2019 - $100	150,000	4,800
10	Albemarle Corp.	Pershing	1/18/2019 - $100	100,000	42,350
23	Allstate Corp.	Pershing	1/17/2020 - $105	241,500	10,752
3	Alphabet, Inc.	Pershing	1/18/2019 - $870	261,000	50,760
40	Altria Group, Inc.	Pershing	1/18/2019 - $75	300,000	7,000
20	Altria Group, Inc.	Pershing	1/18/2019 - $77.50	155,000	2,800
230	Altria Group, Inc.	Pershing	1/18/2019 - $90	2,070,000	9,775
20	Altria Group, Inc.	Pershing	1/19/2018 - $77.50	155,000	260
15	Amgen, Inc.	Pershing	1/18/2019 - $190	285,000	25,275
60	AMN Healthcare Services, Inc.	Pershing	10/20/2017 - $40	240,000	27,000
10	Andeavor Logistics LP	Pershing	1/18/2019 - $90	90,000	18,925
55	Applied Materials, Inc.	Pershing	1/18/2019 - $35	192,500	103,950
58	AT&T, Inc.	Pershing	1/17/2020 - $42	243,600	10,092
35	AT&T, Inc.	Pershing	1/18/2019 - $42	147,000	4,620
1	British American Tobacco PLC	Pershing	11/17/2017 - $60	6,000	265
90	British American Tobacco PLC	Pershing	1/18/2019 - $62.50	562,500	26,325
380	CenturyLink, Inc.	Pershing	1/18/2019 - $23	874,000	36,100
4	Charter Communications, Inc.	Pershing	1/18/2019 - $310	124,000	32,120
10	Cigna Corp.	Pershing	1/19/2018 - $145	145,000	42,275
100	Cisco Systems, Inc.	Pershing	1/18/2019 - $37	370,000	14,100
85	Consolidated Edison, Inc.	Pershing	1/18/2019 - $90	765,000	15,938
45	Consumer Staples Select Sector SPDR ETF	Pershing	1/18/2019 - $60	270,000	3,105
55	Consumer Staples Select Sector SPDR ETF	Pershing	1/18/2019 - $61	335,500	3,190
60	Consumer Staples Select Sector SPDR ETF	Pershing	1/18/2019 - $62	372,000	2,370
10	Corcept Therapeutics, Inc.	Pershing	11/17/2017 - $16	16,000	3,750
125	Corning, Inc.	Pershing	1/19/2018 - $27	337,500	41,250
5	Darden Restaurants, Inc.	Pershing	1/19/2018 - $77.50	38,750	2,100
10	Delta Air Lines, Inc.	Pershing	1/18/2019 - $45	45,000	7,800
30	Delta Air Lines, Inc.	Pershing	1/19/2018 - $47	141,000	10,020
10	Delta Air Lines, Inc.	Pershing	1/19/2018 - $45	45,000	4,650
1,126	Direxion Daily 20+ Year Treasury Bill 3x Shares ETF	Pershing	11/17/2017 - $20	2,252,000	160,455
1	Direxion Daily Large Cap Bear 3x Shares ETF	Pershing	1/19/2018 - $45	4,500	107
1	Direxion Daily Large Cap Bull 3x Shares ETF	Pershing	1/19/2018 - $32.50	3,250	665
1	Direxion Daily Large Cap Bull 3x Shares ETF	Pershing	1/19/2018 - $30	3,000	885
1	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/18/2019 - $15	1,500	282
1	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/18/2019 - $20	2,000	180
8	Dollar General Corp.	Pershing	1/18/2019 - $55	44,000	22,000

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS PURCHASED - 31.0% (Continued)
9	Dollar Tree, Inc.	Pershing	1/19/2018 - $60	54,000	$ 24,570
150	Dollar Tree, Inc.	Pershing	1/18/2019 - $70	1,050,000	323,250
10	Expeditors International of Washington	Pershing	11/17/2017 - $55	55,000	5,350
10	F5 Networks, Inc.	Pershing	1/18/2019 - $150	150,000	5,025
15	Facebook, Inc.	Pershing	1/18/2019 - $150	225,000	52,215
34	Fiserv, Inc.	Pershing	3/6/2018 - $120	408,000	42,840
1	Fiserv, Inc.	Pershing	12/15/2017 - $115	11,500	1,490
10	Foot Locker, Inc.	Pershing	1/18/2019 - $72.50	72,500	325
5	Garmin Ltd.	Pershing	1/18/2019 - $60	30,000	1,453
14	General Dynamics Corp.	Pershing	1/18/2019 - $180	252,000	46,060
34	General Mills, Inc.	Pershing	1/17/2020 - $55	187,000	10,132
14	General Mills, Inc.	Pershing	1/18/2019 - $50	70,000	6,160
10	Goodyear Tire & Rubber Co.	Pershing	1/19/2018 - $30	30,000	3,990
30	Hasbro, Inc.	Pershing	1/19/2018 - $92.50	277,500	24,600
25	Hawaiian Holdings, Inc.	Pershing	10/20/2017 - $45	112,500	250
20	Hershey Co.	Pershing	1/19/2018 - $105	210,000	12,600
35	Home Depot, Inc.	Pershing	1/18/2019 - $170	595,000	37,275
10	Hormel Foods Corp.	Pershing	1/19/2018 - $35	35,000	350
10	Huntsman Corp.	Pershing	1/19/2018 - $23	23,000	4,750
10	Intuit, Inc.	Pershing	1/18/2019 - $120	120,000	28,900
290	iPath S&P 500 VIX Short Term Futures	Pershing	10/6/2017 - $48	1,392,000	3,770
150	iPath S&P 500 VIX Short Term Futures	Pershing	10/6/2017 - $50	750,000	1,950
10	iPath S&P 500 VIX Short Term Futures	Pershing	10/6/2017 - $51	51,000	120
25	iPath S&P 500 VIX Short Term Futures	Pershing	10/6/2017 - $55	137,500	200
1	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/19/2018 - $16	1,600	50
10	JetBlue Airways Corp.	Pershing	1/19/2018 - $15	17,000	3,800
10	JetBlue Airways Corp.	Pershing	1/18/2019 - $17	15,000	3,750
15	JM Smucker Co.	Pershing	1/18/2019 - $140	210,000	863
21	Johnson & Johnson	Pershing	1/17/2020 - $150	315,000	9,135
10	Johnson & Johnson	Pershing	1/17/2020 - $160	160,000	2,605
60	Johnson & Johnson	Pershing	1/18/2019 - $130	780,000	51,000
120	Johnson & Johnson	Pershing	1/18/2019 - $140	1,680,000	53,400
100	Johnson & Johnson	Pershing	1/18/2019 - $145	1,450,000	30,700
11	Kimberly Clark Corp.	Pershing	1/17/2020 - $120	132,000	8,800
6	Kimberly Clark Corp.	Pershing	1/18/2019 - $135	81,000	1,500
7	Kimberly Clark Corp.	Pershing	1/18/2019 - $140	98,000	1,225
10	Kimberly Clark Corp.	Pershing	1/18/2019 - $145	145,000	1,250
10	Lockheed Martin Corp.	Pershing	1/19/2018 - $260	260,000	51,450
11	Lockheed Martin Corp.	Pershing	1/18/2019 - $250	275,000	70,895
6	Lowe's Cos, Inc.	Pershing	1/17/2020 - $70	42,000	9,720
3	Mastercard, Inc.	Pershing	1/17/2020 - $120	36,000	9,772
40	McDonald's Corp.	Pershing	1/18/2019 - $140	560,000	88,000
75	McDonald's Corp.	Pershing	1/18/2019 - $150	1,125,000	114,525

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS PURCHASED - 31.0% (Continued)
35	Medtronic PLC	Pershing	1/18/2019 - $85	297,500	$ 12,075
23	Microsoft Corp.	Pershing	1/17/2020 - $60	138,000	40,595
7	Microsoft Corp.	Pershing	1/17/2020 - $65	45,500	9,800
45	Microsoft Corp.	Pershing	1/18/2019 - $70	315,000	40,860
25	Molson Coors Brewing Co.	Pershing	1/18/2019 - $95	237,500	8,625
5	NiSource, Inc.	Pershing	10/20/2017 - $21	10,500	2,300
13	Northrop Grumman Corp.	Pershing	1/18/2019 - $260	338,000	51,805
40	Nvidia Corp.	Pershing	1/19/2018 - $130	520,000	203,680
100	Paychex, Inc.	Pershing	1/18/2019 - $70	700,000	10,500
12	PepsiCo, Inc.	Pershing	1/17/2020 - $115	138,000	8,880
30	PepsiCo, Inc.	Pershing	1/18/2019 - $115	345,000	17,550
130	Pfizer, Inc.	Pershing	1/18/2019 - $37	481,000	22,750
29	PPL Corp.	Pershing	1/17/2020 - $37	107,300	9,425
24	Proctor & Gamble Co.	Pershing	1/17/2020 - $100	240,000	9,660
15	Proctor & Gamble Co.	Pershing	1/18/2019 - $100	150,000	2,970
19	Proctor & Gamble Co.	Pershing	1/18/2019 - $105	199,500	2,061
45	Proctor & Gamble Co.	Pershing	1/18/2019 - $110	495,000	2,700
15	Proctor & Gamble Co.	Pershing	1/18/2019 - $95	142,500	5,115
2	ProShares Short VIX Short-Term	Pershing	1/18/2019 - $50	10,000	10,350
16	ProShares Short VIX Short-Term	Pershing	1/19/2018 - $55	88,000	66,160
670	ProShares Short VIX Short-Term	Pershing	1/18/2019 - $70	4,690,000	2,658,560
68	ProShares Short VIX Short-Term	Pershing	1/19/2018 - $70	476,000	190,400
2	ProShares Short VIX Short-Term	Pershing	12/15/2017 - $72.5	14,500	5,130
108	ProShares Short VIX Short-Term	Pershing	1/19/2018 - $75	810,000	267,300
2	ProShares Short VIX Short-Term	Pershing	12/15/2017 - $75	15,000	4,520
55	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/19/2018 - $20	110,000	34,650
70	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/19/2018 - $22	154,000	40,950
625	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	10/27/2017 - $75	1,437,500	126,875
142	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	12/15/2017 - $75	1,065,000	16,330
1	ProShares Ultra Bloomberg Crude Oil	Pershing	1/19/2018 - $20	2,000	124
2	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $20	4,000	664
5	Range Resources Corp.	Pershing	1/18/2019 - $40	20,000	188
30	Ross Stores, Inc.	Pershing	1/19/2018 - $50	150,000	44,730
85	Ross Stores, Inc.	Pershing	1/18/2019 - $65	552,500	58,650
25	Southwest Airlines Co.	Pershing	1/19/2018 - $55	137,500	8,750
25	Southwest Airlines Co.	Pershing	1/18/2019 - $50	125,000	26,625
10	Southwestern Energy Co.	Pershing	1/18/2019 - $10	10,000	545
11	SPDR S&P 500 ETF Trust	Pershing	3/16/2018 - $245	269,500	13,189
20	SPDR S&P 500 ETF Trust	Pershing	3/16/2018 - $255	510,000	11,000
40	SPDR S&P 500 ETF Trust	Pershing	3/16/2018 - $265	1,060,000	6,120
57	SPDR S&P 500 ETF Trust	Pershing	12/20/2019 - $260	1,482,000	100,605
93	SPDR S&P 500 ETF Trust	Pershing	12/20/2019 - $280	2,604,000	83,514
200	SPDR S&P 500 ETF Trust	Pershing	12/20/2019 - $310	6,200,000	51,700
255	SPDR S&P 500 ETF Trust	Pershing	12/20/2019 - $320	8,160,000	40,800
310	SPDR S&P 500 ETF Trust	Pershing	12/20/2019 - $330	10,230,000	31,310

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS PURCHASED - 31.0% (Continued)
140	SPDR S&P 500 ETF Trust	Pershing	12/20/2019 - $340	4,760,000	$ 9,800
10	SPDR S&P 500 ETF Trust	Pershing	12/21/2018 - $250	250,000	15,800
12	SPDR S&P 500 ETF Trust	Pershing	12/21/2018 - $260	312,000	12,408
20	SPDR S&P 500 ETF Trust	Pershing	12/21/2018 - $270	540,000	12,070
20	Styker Corp.	Pershing	1/19/2018 - $130	260,000	27,400
10	Transocean Ltd.	Pershing	1/18/2019 - $15	15,000	1,100
70	Travelers Companies, Inc.	Pershing	1/18/2019 - $150	1,050,000	10,150
10	Tyson Foods, Inc.	Pershing	1/19/2018 - $57.50	57,500	13,410
10	United Rentals, Inc.	Pershing	1/18/2019 - $115	115,000	36,500
1	United States Natural Gas Fund	Pershing	10/20/2017 - $8	800	1
1	United States Natural Gas Fund	Pershing	1/18/2019 - $8	800	63
60	Verizon Communications, Inc.	Pershing	1/18/2019 - $45	270,000	33,780
63	Waste Management, Inc.	Pershing	1/17/2020 - $95	598,500	9,135
55	Waste Management, Inc.	Pershing	1/18/2019 - $75	412,500	37,125
70	Waste Management, Inc.	Pershing	1/18/2019 - $77.50	542,500	36,750
80	Waste Management, Inc.	Pershing	1/18/2019 - $80	640,000	32,800
175	Waste Management, Inc.	Pershing	1/18/2019 - $85	1,487,500	38,500
12	Wells Fargo & Co.	Pershing	1/19/2018 - $40	48,000	18,360
10	Yum! Brands, Inc.	Pershing	1/17/2020 - $70	70,000	10,225
5	Zions Bancorp.	Pershing	1/18/2019 - $45	22,500	2,980
	TOTAL CALL OPTIONS PURCHASED (Cost - $5,629,424)			84,884,600	6,881,825

	TOTAL OPTIONS PURCHASED (Cost - $12,879,591)			122,931,600	15,881,615

Shares					Value
	SHORT-TERM INVESTMENTS - 16.5%
835,388	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.95% **+				835,388
362,803	TCG Cash Reserve Government Money Market Fund, Institutional Class, 1.02% (b) **+				362,803
262,848	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 1.11% (b) **+				262,848
262,831	TCG Liquid Assets Government Money Market Fund, Institutional Class, 1.22% (b) **+				262,831
262,830	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 1.11% (b) **+				262,830
262,892	TCG Ultra Money Market Fund, Institutional Class, 1.22% (b) **+				262,892
262,826	TCG US Government Advantage Money Market Fund, Institutional Class, 1.08% (b) **+				262,826
262,820	TCG US Government Max Money Market Fund, Institutional Class, 1.11% (b) ** +				262,820
362,816	TCG US Government Premier Money Market Fund, Institutional Class, 1.07% (b) ** +				362,816
262,802	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 1.08% (b) ** +				262,802
262,867	TCG US Government Select Money Market Fund, Institutional Class, 1.21% (b) ** +				262,867
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,663,723)				3,663,723

	TOTAL INVESTMENTS - 103.1% (Cost - $19,041,769) (c)				$ 22,867,658
	LIABILITIES LESS OTHER ASSETS - (3.1) %				(674,782)
	NET ASSETS - 100.0%				$ 22,192,876

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	OPTIONS WRITTEN - (28.1) % *
	PUT OPTIONS WRITTEN - (11.0) %
565	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	1/19/2018 - $16	904,000	$ 14,125
10	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	1/19/2018 - $17	17,000	475
790	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	1/19/2018 - $18	1,422,000	61,225
170	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	1/19/2018 - $20	340,000	30,175
2,215	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	3/16/2018 - $18	3,987,000	254,725
315	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	3/16/2018 - $17	535,500	24,412
35	Direxion Daily Small Cap Bear 3x Shares	Pershing	1/18/2019 - $15	52,500	14,525
10	Direxion Daily Small Cap Bear 3x Shares	Pershing	1/19/2018 - $15	15,000	2,290
1	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/18/2019 - $11	1,100	405
8,120	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/18/2019 - $6	4,872,000	747,040
10	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $10	10,000	1,040
825	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $12	990,000	133,238
160	ProShares Ultra Bloomberg Crude Oil	Pershing	1/15/2019 - $13	208,000	31,840
10	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	12/15/2017 - $37	37,000	18,590
1	United States Natural Gas Fund	Pershing	1/19/2018 - $7	700	87
1,325	United States Natural Gas Fund	Pershing	1/18/2019 - $5	662,500	49,025
13,785	United States Natural Gas Fund	Pershing	1/18/2019 - $6	8,271,000	1,047,660
200	United States Natural Gas Fund	Pershing	1/19/2018 - $6	120,000	6,200
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,627,906)			22,445,300	2,437,077

	CALL OPTIONS WRITTEN - (17.1) %
20	3M Co.	Pershing	1/18/2019 - $220	440,000	20,450
50	3M Co.	Pershing	1/18/2019 - $250	1,250,000	13,025
23	Accenture PLC	Pershing	1/18/2019 - $135	310,500	26,450
15	Adobe Systems, Inc.	Pershing	1/18/2019 - $140	210,000	34,800
15	Aetna, Inc.	Pershing	1/18/2019 - $150	225,000	31,125
85	Alaska Air Group, Inc.	Pershing	1/18/2019 - $105	892,500	19,763
15	Alaska Air Group, Inc.	Pershing	1/18/2019 - $130	195,000	1,012
10	Albemarle Corp.	Pershing	1/18/2019 - $110	110,000	34,950
3	Alphabet, Inc.	Pershing	1/18/2019 - $900	270,000	44,880
11	Altria Group, Inc.	Pershing	1/18/2019 - $85	93,500	759
15	Amgen, Inc.	Pershing	1/18/2019 - $210	315,000	13,650
60	AMN Healthcare Services, Inc.	Pershing	10/20/2017 - $45	270,000	9,300
11	Andeavor Logistics LP	Pershing	1/18/2019 - $100	110,000	14,877
55	Applied Materials, Inc.	Pershing	1/18/2019 - $40	220,000	79,750
35	AT&T, Inc.	Pershing	1/18/2019 - $45	157,500	2,310
1	British American Tobacco PLC	Pershing	11/17/2017 - $65	6,500	15
90	British American Tobacco PLC	Pershing	1/18/2019 - $70	630,000	9,000
380	CenturyLink, Inc.	Pershing	1/18/2019 - $25	950,000	24,700
4	Charter International Ltd.	Pershing	1/18/2019 - $350	140,000	22,020
10	Cigna Corp.	Pershing	1/19/2018 - $180	180,000	11,490
100	Cisco Systems, Inc.	Pershing	1/18/2019 - $40	400,000	7,650
85	Consolidated Edison, Inc.	Pershing	1/19/2018 - $90	765,000	1,275
10	Corcept Therapeutics, Inc.	Pershing	11/17/2017 - $19	19,000	1,950
125	Corning, Inc.	Pershing	1/19/2018 - $30	375,000	15,750
5	Darden Restaurants, Inc.	Pershing	1/19/2018 - $85	42,500	645
40	Delta Air Lines, Inc.	Pershing	1/19/2018 - $50	200,000	7,560
10	Delta Air Lines, Inc.	Pershing	1/18/2019 - $50	50,000	5,200
1,106	Direxion Daily 20+ Year Treasury Bill Bull 3x Shares ETF	Pershing	11/17/2017 - $22	2,433,200	55,300
360	Direxion Daily 20+ Year Treasury Bill Bear 3x Shares ETF	Pershing	1/19/2018 - $15	540,000	154,800
1	Direxion Daily Large Cap Bear 3x Shares ETF	Pershing	1/19/2018 - $35	3,500	295
2	Direxion Large Cap Bull 3x Shares ETF	Pershing	1/19/2018 - $33.75	6,750	1,130

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (17.1) % (Continued)
2	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/18/2019 - $10	2,000	$ 890
1	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/18/2019 - $25	2,500	130
450	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1/19/2018 - $11	495,000	126,900
8	Dollar General Corp.	Pershing	1/18/2019 - $82.50	66,000	6,800
150	Dollar Tree, Inc.	Pershing	1/18/2019 - $80	1,200,000	219,750
10	Expeditors International of Washington	Pershing	11/17/2017 - $60	60,000	1,700
10	F5 Networks, Inc.	Pershing	1/19/2018 - $160	160,000	160
15	Facebook, Inc.	Pershing	1/18/2019 - $170	255,000	35,100
10	Foot Locker, Inc.	Pershing	1/19/2018 - $80	80,000	10
5	Garmin Ltd.	Pershing	1/18/2019 - $70	35,000	470
14	General Dynamics Corp.	Pershing	1/18/2019 - $210	294,000	21,140
10	Goodyear Tire & Rubber Co.	Pershing	1/19/2018 - $35	35,000	950
30	Hasbro, Inc.	Pershing	1/19/2018 - $110	330,000	3,480
25	Hawaiian Holdings, Inc.	Pershing	10/20/2017 - $50	125,000	75
20	Hershey Co.	Pershing	1/19/2018 - $115	230,000	3,350
10	Hormel Foods Corp.	Pershing	1/19/2018 - $40	40,000	30
10	Huntsman Corp.	Pershing	1/19/2018 - $26	26,000	2,375
10	Intuit, Inc.	Pershing	1/18/2019 - $130	130,000	22,300
20	iPath S&P 500 VIX Short Term Futures ETN	Pershing	10/6/2017 - $57	114,000	140
290	iPath S&P 500 VIX Short Term Futures ETN	Pershing	10/6/2017 - $58	1,682,000	1,740
110	iPath S&P 500 VIX Short Term Futures ETN	Pershing	10/6/2017 - $60	660,000	550
10	iPath S&P 500 VIX Short Term Futures ETN	Pershing	10/6/2017 - $61	61,000	40
20	iPath S&P 500 VIX Short Term Futures ETN	Pershing	10/6/2017 - $62	124,000	100
20	iPath S&P 500 VIX Short Term Futures ETN	Pershing	10/6/2017 - $64	128,000	60
1	iPath S&P 500 VIX Short Term Futures ETN	Pershing	1/19/2019 - $10	1,000	135
15	J M Smucker Co.	Pershing	1/18/2019 - $145	217,500	787
10	JetBlue Airways Corp.	Pershing	1/18/2019 - $22	22,000	1,600
10	JetBlue Airways Corp.	Pershing	1/19/2018 - $20	20,000	700
10	Lockheed Martin Corp.	Pershing	1/19/2018 - $270	270,000	41,700
11	Lockheed Martin Corp.	Pershing	1/18/2019 - $270	297,000	52,910
35	Medtronic PLC	Pershing	1/18/2019 - $95	332,500	4,078
45	Microsoft Corp.	Pershing	1/18/2019 - $80	360,000	19,800
25	Molson Coors Brewing Co.	Pershing	1/18/2019 - $100	250,000	5,625
5	NiSource, Inc.	Pershing	10/20/2017 - $24	12,000	825
13	Northrop Grumman Corp.	Pershing	1/18/2019 - $270	351,000	42,900
40	Nividia Corp.	Pershing	1/19/2018 - $165	660,000	93,800
30	PepsiCo, Inc.	Pershing	1/18/2019 - $125	375,000	7,170
130	Pfizer, Inc.	Pershing	1/18/2019 - $42	546,000	6,955
20	ProShares Short VIX Short-Term Futures	Pershing	1/18/2019 - $100	200,000	50,580
84	ProShares Short VIX Short-Term Futures	Pershing	1/19/2018 - $100	840,000	78,120
188	ProShares Short VIX Short-Term Futures	Pershing	1/19/2018 - $105	1,974,000	135,360
140	ProShares Short VIX Short-Term Futures	Pershing	1/18/2019 - $110	1,540,000	286,020
20	ProShares Short VIX Short-Term Futures	Pershing	1/18/2019 - $120	240,000	35,260

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (17.1) % (Continued)
42	ProShares Short VIX Short-Term Futures	Pershing	1/18/2019 - $160	672,000	$ 34,020
2	ProShares Short VIX Short-Term Futures	Pershing	1/18/2019 - $60	12,000	8,960
2	ProShares Short VIX Short-Term Futures	Pershing	12/15/2017 - $80	16,000	3,920
2	ProShares Short VIX Short-Term Futures	Pershing	12/15/2017 - $82.50	16,500	3,298
360	ProShares Short VIX Short-Term Futures	Pershing	1/18/2019 - $90	3,240,000	1,051,200
625	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	10/27/2017 - $33	2,062,500	58,125
105	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/18/2019 - $40	420,000	96,600
70	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/19/2018 - $42	294,000	23,450
1	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/19/2018 - $5	500	195
2	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/18/2019 - $50	10,000	200
55	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/19/2018 - $50	275,000	15,950
235	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	1/18/2019 - $75	1,762,500	166,850
10	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	12/15/2017 - $40	40,000	2,410
20	ProShares Trust Ultra VIX Short Term Futures ETF	Pershing	12/15/2017 - $50	100,000	3,700
1	ProShares Ultra Bloomberg Crude Oil	Pershing	1/19/2018 - $15	1,500	375
2	ProShares Ultra Bloomberg Crude Oil	Pershing	1/18/2019 - $22	4,400	553
350	ProShares Ultra Bloomberg Crude Oil	Pershing	1/19/2018 - $16	560,000	110,075
6	Range Resources Corp.	Pershing	1/18/2019 - $45	27,000	150
85	Ross Stores, Inc.	Pershing	1/18/2019 - $70	595,000	40,375
30	Ross Stores, Inc.	Pershing	1/19/2018 - $60	180,000	18,450
25	Southwest Airlines Co.	Pershing	1/18/2019 - $60	150,000	13,925
25	Southwest Airlines Co.	Pershing	1/19/2018 - $60	150,000	3,625
10	Southwestern Energy Co.	Pershing	1/18/2019 - $17	17,000	105
20	Styker Corp.	Pershing	1/19/2018 - $135	270,000	19,300
12	Transocean Ltd.	Pershing	1/18/2019 - $20	24,000	564
10	Tyson Foods, Inc.	Pershing	1/19/2018 - $62.50	62,500	9,080
10	United Rentals, Inc.	Pershing	1/18/2019 - $125	125,000	30,100
1	United States Natural Gas Fund	Pershing	1/18/2019 - $6	600	139
1,050	United States Natural Gas Fund	Pershing	1/19/2018 - $6	630,000	95,550
1	United States Natural Gas Fund	Pershing	10/20/2017 - $7	700	5
60	Verizon Communications, Inc.	Pershing	1/18/2019 - $52.50	315,000	11,040
5	Zions Bancorp.	Pershing	1/19/2018 - $50	25,000	585
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $3,256,621)			38,711,650	3,801,320

	TOTAL OPTIONS WRITTEN - (Cost - $5,884,527) (c)			61,156,950	6,238,397

ETF - Exchange Traded Fund
ETN - Exchange Traded Note
LLC - Limited Liability Company
PLC - Public Limited Company
* Non-income producing security.
** Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.
^ Zero coupon bond.
+ All or a portion of security held as collateral for open options contracts.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $20,964,839 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:		$ 6,211,782
			Unrealized depreciation:		(1,565,635)
			Net unrealized appreciation:		$ 4,646,147

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 81.6%
276,491	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class 0.95% + *#	$276,491
707,999	TCG Cash Reserve Money Market Fund 1.02% ^ *#	707,999
708,071	TCG Daily Liquidity Government Money Market Fund 1.11% ^ *#	708,071
708,053	TCG Liquid Assets Government Money Market Fund 1.22% ^ *#	708,053
708,053	TCG Liquidity Plus Government Money Market Fund 1.11% ^ *#	708,053
708,139	TCG Ultra Money Market Fund 1.22% ^ *#	708,139
708,047	TCG US Government Advantage Money Market Fund 1.08% ^ *#	708,047
708,046	TCG US Government Max Money Market Fund 1.11% ^ *#	708,046
708,043	TCG US Government Premier Money Market Fund 1.07% ^ *#	708,043
708,023	TCG US Government Primary Liquidity Money Market Fund 1.08% ^ *#	708,023
708,094	TCG US Government Select Money Market Fund 1.21% ^ *#	708,094
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,357,059)	7,357,059

	TOTAL INVESTMENTS - 81.6% (Cost - $7,357,059) (a)	$7,357,059
	OTHER ASSETS LESS LIABILITIES - 18.4%	1,656,766
	NET ASSETS - 100.0%	$9,013,825

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

^	An affiliate of the Advisor.

*	Rate shown represents the rate at June 30, 2017, is subject to change and resets daily

#	All or a portion of security held as collateral for open future contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $7,357,059 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized depreciation:	$—

				Unrealized
		Underlying Face		Appreciation/
Long Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.9)%
112	3 MO Sterling (Short Sterling)	$33,186,011	September-18	$(1,924)
51	90 Day Bank Bill	39,192,815	September-18	(9,949)
5	Australian Dollar Future	391,800	December-17	(7,550)
6	BP Currency Future	503,963	December-17	7,553
58	Brent Crude Future +	3,293,820	October-17	(3,442)
8	C $ Future	642,040	December-17	(4,880)
5	CAC40 10 Euro Future	314,849	October-17	13,143
3	CHF Currency Future	389,175	December-17	(6,356)
5	Copper Future +	369,375	December-17	(13,716)
8	Cotton NO2 Future +	273,800	December-17	(136)
3	E-Mini Natural Gas +	22,553	October-17	(1,321)
12	Euro BOBL Future	1,860,972	December-17	(8,551)
8	Euro-Bond Future	1,522,768	December-17	(9,150)
1	Euro E-Mini Future	74,150	December-17	(1,278)
4	Euro FX Currency Future	593,225	December-17	(10,602)
8	Euro STOXX 50	338,204	December-17	15,991
6	Gasoline RBOB Future +	400,932	October-17	(7,566)
2	Gold 100oz Future +	256,960	December-17	(9,360)
2	Hang Seng Index	352,273	October-17	(3,812)
5	Japan 10 Yr Bond	6,678,365	December-17	(38,094)
7	Lean Hogs Future +	182,140	February-18	5,683
9	Live Cattle Future +	414,900	December-17	11,290
2	Long Gilt Future	332,407	December-17	(7,532)
6	Low Sulfur Gasoline +	325,350	November-17	(3,000)

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

				Unrealized
		Underlying Face		Appreciation/
Long Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.9)% (Continued)
21	Mexican Peso Future	569,625	December-17	$(14,085)
3	Mini Gold Future +	123,341	December-17	(4,350)
1	Mini-Hang Seng Index	35,227	October-17	(349)
5	Mini Silver Future +	83,380	December-17	(4,700)
3	Mini Soybean Future +	29,048	November-17	(598)
15	MSCI SING IX ETS	397,382	October-17	(67)
2	Nasdaq 100 E-Mini	239,300	December-17	2,318
34	Natural Gas Future +	1,120,300	December-17	(42,655)
6	New Zealand Dollar Future	432,720	December-17	(1,380)
19	Nikkei 225 Mini Future	343,659	December-17	18,586
11	NY Harbor ULSD Future +	836,220	October-17	2,864
3	S&P 500 E-Mini Future	377,400	December-17	8,247
6	SPI 200 Future	667,110	December-17	3,857
32	Sugar #11 +	515,738	June-18	(19,309)
24	US 5 Yr Note	2,820,000	December-17	(23,893)
14	US 10 Yr Note	1,754,375	December-17	(21,021)
6	US Long Bond	916,875	December-17	(16,859)
7	WTI Crude Future +	363,650	November-17	24,999
63	WTI Crude Future +	3,291,120	February-18	92,290
7	WTI Crude Future +	364,980	December-17	11,248
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS			15,143

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.8)%
3	10 Yr Mini JBG Future	$400,782	December-17	$1,233
77	90 Day Sterling Future	12,804,915	September-18	7,528
44	Bank Accept Future	8,620,397	September-18	21,810
45	Brent Crude Future +	2,539,350	December-17	(16,935)
7	Brent Crude Future +	396,130	November-17	(3,754)
9	Canadian 10 Yr Bond Future	973,654	December-17	5,952
1	Cattle Feeder Future +	76,113	October-17	(4,700)
7	Cocoa Future +	143,010	December-17	(7,144)
4	Coffe C Future +	192,075	December-17	7,715
9	Corn Future +	159,862	December-17	7,743
8	Dollar Index Future	743,064	December-17	(7,144)
1	E-Mini Copper +	36,950	November-17	925
1	E-Mini Crude Oil +	25,835	October-17	(866)
18	Euro CHF 3MO ICE	4,679,051	September-18	2,113
60	Fed Fund 30 Day	24,671,974	January-18	11,627
1	Japan Yen Currency Future	111,500	December-17	4,044
2	KC HRW Wheat Future +	44,275	December-17	(950)
4	Lean Hogs Future +	95,920	December-17	(4,138)
27	Mill Wheat Euro +	264,931	December-17	(819)
12	Mini Corn Future +	42,630	December-17	2,856
23	Natural Gas Future +	731,630	November-17	32,211
15	Natural Gas Future +	451,050	October-17	3,837
9	NY Harbor ULSD Future +	682,744	November-17	(3,849)
1	Silver Future +	83,380	December-17	2,060
6	Soybean Future +	290,475	November-17	(16,725)

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

				Unrealized
		Underlying Face		Appreciation/
Short Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.8)% (Continued)
7	Soybean Meal Future +	221,060	December-17	$(11,937)
7	Soybean Oil Future +	137,844	December-17	(2,226)
29	Sugar #11 +	457,968	February-18	17,066
12	Sugar #11 +	191,117	April-18	6,845
15	Wheat Future +	336,187	December-17	(6,497)
70	WTI Crude Future +	3,655,400	January-18	(107,958)
8	WTI Crude Future +	413,360	October-17	(13,520)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS			(73,597)

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 96.9%
	BANKS - 4.6%
235,000	SunTrust Banks, Inc.	$14,045,950

	BIOTECHNOLOGY - 1.9%
100,000	Bioverativ, Inc. *	5,707,000

	CHEMICALS - 6.8%
194,864	DOWDUPONT, Inc.	13,490,435
80,000	FMC Corp.	7,144,800
		20,635,235
	COMMERCIAL SERVICES - 14.8%
63,420	Brink’s Co.	5,343,135
65,000	MarketAxess Holdings, Inc.	11,993,150
219,000	PayPal Holdings, Inc. *	14,022,570
88,600	S&P Global, Inc.	13,849,066
		45,207,921
	COMPUTERS - 10.8%
86,300	Apple, Inc.	13,300,556
146,000	DXC Technology Co.	12,538,480
120,000	Leidos Holdings, Inc.	7,106,400
		32,945,436
	DIVERSIFIED - 4.6%
153,000	American Express Co.	13,840,380

	ELECTRIC - 4.2%
87,500	NextEra Energy, Inc.	12,823,125

	ELECTRONICS - 8.0%
365,000	Corning, Inc.	10,920,800
95,000	Honeywell International, Inc.	13,465,300
		24,386,100
	ENVIRONMENTAL CONTROL - 3.8%
149,500	Waste Management, Inc.	11,701,365

	HEALTHCARE - PRODUCTS- 9.0%
230,000	Abbott Laboratories	12,272,800
63,000	Teleflex, Inc.	15,244,110
		27,516,910
	LODGING - 8.5%
450,000	Boyd Gaming Corp.	11,722,500
127,000	Marriott International, Inc.	14,003,020
		25,725,520
	MACHINERY-DIVERSIFIED - 3.4%
85,000	IDEX Corp.	10,324,950

	SEMICONDUCTORS - 8.7%
170,000	Microchip Technology, Inc.	15,262,600
63,500	NVIDIA Corp.	11,351,895
		26,614,495
	SHIPBUILDING - 4.5%
60,000	Huntington Ingalls Industries, Inc.	13,586,400

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 96.9% (Continued)
	SOFTWARE - 3.3%
177,000	PTC, Inc. *	$9,961,560

	TOTAL COMMON STOCK (Cost - $244,367,989)	295,022,347

	SHORT-TERM INVESTMENTS - 3.9%
12,024,049	Federated Treasury Obligations Fund, Institutional Class, 0.87% **	12,024,049
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,024,049)	12,024,049

	TOTAL INVESTMENTS - 100.8% (Cost - $256,392,038) (a)	$307,046,396
	LIABILITIES LESS OTHER ASSETS - (0.8)%	(2,454,905)
	NET ASSETS - 100.0%	$304,591,491

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $256,392,038 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$51,078,538
Unrealized depreciation:	(424,180)
Net unrealized appreciation:	$50,654,358

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 98.1%
	AEROSPACE/DEFENSE - 3.1%
900	Lockheed Martin Corp.	$279,261

	COMPUTERS - 3.2%
6,700	Electronics For Imaging, Inc. *	285,956

	DISTRIBUTION/WHOLESALE - 3.4%
8,600	HD Supply Holdings, Inc. *	310,202

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
7,000	E*TRADE Financial Corp. *	305,270

	ELECTRONICS - 9.5%
1,100	Flex Ltd. *	283,347
15,500	Gentex Corp.	306,900
7,200	Sanmina Corp. *	267,480
		857,727
	ENGINEERING & CONSTRUCTION - 3.3%
8,000	AECOM *	294,480

	HEALTHCARE-PRODUCTS - 3.2%
3,500	Henry Schein, Inc. *	286,965

	INSURANCE - 6.3%
3,500	Aflac, Inc.	284,865
3,100	Allstate Corp.	284,921
		569,786
	LODGING - 3.0%
8,300	MGM Resorts International	270,497

	MACHINERY-CONSTRUCTION & MINING - 3.6%
7,100	Terex Corp.	319,642

	MEDIA - 3.3%
22,000	TEGNA, Inc.	293,260

	METAL FABRICATE/HARDWARE - 6.5%
16,100	Atkore International Group, Inc. *	314,111
5,900	Worthington Industries, Inc.	271,400
		585,511
	OIL & GAS SERVICES - 3.2%
5,900	Anadarko Petroleum Corp.	288,215

	PHARMACEUTICALS - 3.0%
1,330	Allergan PLC	272,583

	PIPELINES - 3.1%
14,500	Kinder Morgan, Inc.	278,110

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 98.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 3.2%
33,100	Spirit Realty Capital, Inc.	$283,667

	RETAIL - 17.0%
6,300	AutoNation, Inc. *	298,998
14,900	DSW, Inc.	320,052
3,300	Genuine Parts Co.	315,645
14,400	Sally Beauty Holdings, Inc. *	281,952
13,200	Urban Outfitters, Inc. *	315,480
		1,532,127
	SEMICONDUCTORS - 10.3%
5,900	Applied Materials, Inc.	307,331
15,000	Kulicke & Soffa Industries, Inc. *	323,550
3,300	Texas Instruments, Inc.	295,812
		926,693
	TELECOMMUNICATIONS - 3.3%
4,000	InterDigital, Inc.	295,000

	TRANSPORTATION - 3.2%
2,150	Norfolk Southern Corp.	284,316

	TOTAL COMMON STOCK (Cost - $8,413,152)	8,819,268

	SHORT-TERM INVESTMENTS - 1.5%
131,933	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.95% **	131,933
	TOTAL SHORT-TERM INVESTMENTS (Cost - $131,933)	131,933

	TOTAL INVESTMENTS - 99.6% (Cost - $8,545,085) (a)	$8,951,201
	OTHER ASSETS LESS LIABILITIES - 0.4%	40,337
	NET ASSETS - 100.0%	$8,991,538

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $8,545,085 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$460,410
Unrealized depreciation:	(54,294)
Net unrealized appreciation:	$406,116

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 99.7%
	BANKS - 3.9%
3,000	JPMorgan Chase & Co.	$286,530

	BIOTECHNOLOGY - 3.0%
1,150	Amgen, Inc.	214,417

	BUILDING MATERIALS - 2.8%
5,100	Johnson Controls International PLC	205,479

	CHEMICALS - 3.0%
2,400	Eastman Chemical Co.	217,176

	DIVERSIFIED FINANCIAL SERVICES - 12.0%
600	BlackRock, Inc.	268,254
4,450	Intercontinental Exchange, Inc.	305,715
3,300	T Rowe Price Group, Inc.	299,145
		873,114
	ELECTRONICS - 4.5%
2,300	Honeywell International, Inc.	326,002

	HAND/MACHINE TOOLS - 3.2%
1,580	Snap-on, Inc.	235,436

	HEALTHCARE-PRODUCTS - 4.0%
5,500	Abbott Laboratories	293,480

	HEALTHCARE-SERVICES - 3.8%
1,400	UnitedHealth Group, Inc.	274,190

	HOME FURNISHINGS - 3.3%
1,300	Whirlpool Corp.	239,772

	INSURANCE - 3.2%
372	Brighthouse Financial, Inc. *	22,618
4,100	MetLife, Inc.	212,995
		235,613
	INTERNET - 1.8%
2,000	CDW Corp.	132,000

	LEISURE PRODUCTS - 4.8%
3,000	LCI Industries	347,550

	MEDIA - 2.4%
2,000	Scripps Networks Interactive, Inc.	171,780

	PHARMACEUTICALS - 10.7%
3,800	AbbVie, Inc.	337,668
1,500	McKesson Corp.	230,415
1,400	Shire PLC - ADR	214,396
		782,479
	PIPELINES - 5.8%
8,100	Enterprise Products Partners LP	211,167
6,100	MPLX LP	213,561
		424,728

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 99.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 8.3%
1,417	Digital Realty Trust, Inc.	$167,674
8,500	Starwood Property Trust, Inc.	184,620
3,900	Ventas, Inc.	254,007
		606,301
	RETAIL - 4.2%
2,600	CVS Health Corp.	211,432
1,700	Starbucks Corp.	91,307
		302,739
	SEMICONDUCTIORS - 4.0%
1,200	Broadcom Ltd.	291,048

	SOFTWARE - 3.1%
850	NetEase, Inc. - ADR	224,238

	TELECOMMUNICATIONS - 3.7%
8,000	Cisco Systems, Inc.	269,040

	TRANSPORTATION - 4.2%
1,350	FedEx Corp.	304,533

	TOTAL COMMON STOCK (Cost - $6,118,480)	7,257,645

	TOTAL INVESTMENTS - 99.7% (Cost - $6,118,480) (a)	$7,257,645
	OTHER ASSETS LESS LIABILITIES - 0.3%	22,870
	NET ASSETS - 100.0%	$7,280,515

ADR - American Deporitory Receipt.

LP - Limited Partnership.

PLC - Public Liability Company

*	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $6,173,957 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,288,123
Unrealized depreciation:	(204,435)
Net unrealized appreciation:	$1,083,688

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 36.5%
10,000	Guggenheim BulletShares 2019 Corporate Bond ETF	$212,500
9,699	iShares 1-3 Year Credit Bond ETF	1,021,790
31,418	SPDR Bloomberg Barclays Short Term Corporate Bond	963,590
13,848	Vanguard Short-Term Corporate Bond ETF	1,109,640
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,302,743)	3,307,520

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 11.6% *
141	SPDR S&P 500 ETF Trust	Pershing	12/29/2017-$225.00	$3,172,500	$391,134
6	SPDR S&P 500 ETF Trust	Pershing	12/29/2017-$226.00	135,600	15,516
126	SPDR S&P 500 ETF Trust	Pershing	3/29/2018-$237.00	2,986,200	236,439
3	SPDR S&P 500 ETF Trust	Pershing	3/29/2018-$238.00	71,400	5,388
36	SPDR S&P 500 ETF Trust	Pershing	6/15/2018-$240.00	864,000	66,384
39	SPDR S&P 500 ETF Trust	Pershing	6/15/2018-$245.00	955,500	57,720
18	SPDR S&P 500 ETF Trust	Pershing	7/20/2018-$242.00	435,600	31,959
32	SPDR S&P 500 ETF Trust	Pershing	7/20/2018-$243.00	777,600	53,728
107	SPDR S&P 500 ETF Trust	Pershing	9/21/2018-$249.00	2,664,300	154,080
24	SPDR S&P 500 ETF Trust	Pershing	9/21/2018-$250.00	600,000	33,528
	TOTAL CALL OPTIONS PURCHASED (Cost - $873,900)			$12,662,700	$1,045,876

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 49.9%
	AEROSPACE/DEFENSE - 0.1%
$10,000	Lockheed Martin Corp.	4.250%	11/15/2019	$10,490

	AGRICULTURE - 3.0%
250,000	Bunge LTD Finance Corp.	8.500%	6/15/2019	276,127

	AUTO MANUFACTURERS - 2.8%
250,000	Ford Motor Credit Co. LLC	2.600%	11/4/2019	252,017

	BANKS - 6.3%
258,000	Bank of America Corp.	2.600%	1/15/2019	260,085
196,000	Citigroup, Inc.	2.150%	7/30/2019	196,562
105,000	PNC Financial Services Group, Inc.	5.125%	2/8/2019	112,361
				569,008
	COMPUTERS - 0.0%
1,000	International Business Machines Corp.	8.375%	11/1/2019	1,133

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
15,000	American Express Credit Corp.	2.125%	3/18/2019	15,082
40,000	Ameriprise Financial, Inc	7.300%	6/28/2019	43,535
100,000	The Western Union Co.	3.350%	5/22/2019	102,008
				160,625
	ELECTRIC - 5.2%
225,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	222,546
250,000	Southern Co.	1.850%	7/1/2019	249,873
				472,419
	ELECTRONICS - 1.7%
150,000	Amphenol Corp.	2.200%	4/1/2020	150,209

	FOOD - 5.4%
230,000	Kraft Heinz Foods Co.	5.375%	2/10/2020	246,708
144,000	Kroger Co.	1.500%	9/30/2019	142,320
100,000	Sysco Corp.	1.900%	4/1/2019	99,938
				488,966
	HEALTHCARE/PRODUCTS - 4.0%
250,000	Abbot Labratories	2.350%	11/22/2019	252,036
100,000	Life Technologies Corp.	6.000%	3/1/2020	108,647
				360,683
	HEALTHCARE/SERVICES - 1.1%
100,000	Anthem, Inc.	2.250%	8/15/2019	100,438

	HOUSEWARES - 1.1%
100,000	Newell Brands, Inc.	2.600%	3/29/2019	100,800

	INSURANCE - 0.4%
35,000	Aflac, Inc.	2.400%	3/16/2020	35,341

	MEDIA - 1.2%
100,000	Viacom, Inc.	5.625%	9/15/2019	106,638

	MISCELLANEOUS MANUFACTURER- 1.1%
100,000	Crane Co.	2.750%	12/15/2018	101,014

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 49.9%
	PHARMACEUTICALS - 2.2%
$100,000	Express Scripts Holding Co.	2.250%	6/15/2019	$100,397
99,000	Mylan, Inc.	2.550%	3/28/2019	99,458
				199,855
	RETAIL - 1.1%
100,000	McDonalds Corp.	1.875%	5/29/2019	100,170

	SOFTWARE- 2.8%
238,000	CA, Inc.	5.375%	12/1/2019	253,094

	TELECOMMUNICATIONS - 3.6%
150,000	AT&T, Inc.	5.875%	10/1/2019	161,162
150,000	AT&T, Inc.	5.200%	3/15/2020	160,598
				321,760
	TOYS/GAMES/HOBBIES - 2.8%
250,000	Mattel, Inc.	2.350%	5/6/2019	250,564

	TRUCKING & LEASING - 2.2%
200,000	GATX Corp.	2.500%	7/30/2019	201,544
	TOTAL CORPORATE BONDS (Cost - $4,519,472)			4,512,895

	UNITED STATES GOVERNMENT SECURITIES - 1.7%
150,000	United States Treasury Note/Bond	1.000%	3/15/2018	149,859
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $149,987)			149,859
Shares
	SHORT-TERM INVESTMENTS - 8.5%
766,354	Federated Government Obligations Fund, 0.89%** +			766,354
	TOTAL SHORT-TERM INVESTMENTS (Cost - $766,354)			766,354

	TOTAL INVESTMENTS - 108.2% (Cost - $9,612,456) (b)			$9,782,504
	LIABILITIES LESS OTHER ASSETS - (8.2)%			(737,227)
	NET ASSETS - 100.0%			$9,045,277

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (4.9)% *
15	SPDR S&P 500 ETF Trust	Pershing	12/29/2017-$241.00	$361,500	$18,990
132	SPDR S&P 500 ETF Trust	Pershing	12/29/2017-$242.00	3,194,400	159,060
54	SPDR S&P 500 ETF Trust	Pershing	3/29/2018-$252.00	1,360,800	41,256
75	SPDR S&P 500 ETF Trust	Pershing	3/29/2018-$253.00	1,897,500	51,600
40	SPDR S&P 500 ETF Trust	Pershing	6/15/2018-$255.00	1,020,000	33,120
35	SPDR S&P 500 ETF Trust	Pershing	6/15/2018-$260.00	910,000	19,705
32	SPDR S&P 500 ETF Trust	Pershing	7/20/2018-$255.00	816,000	29,504
18	SPDR S&P 500 ETF Trust	Pershing	7/20/2018-$260.00	468,000	11,736
89	SPDR S&P 500 ETF Trust	Pershing	9/21/2018-$264.00	2,349,600	56,337
42	SPDR S&P 500 ETF Trust	Pershing	9/21/2018-$265.00	1,113,000	25,410
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $358,657)			13,490,800	446,718

	PUT OPTIONS WRITTEN - (1.2)% *
44	SPDR S&P 500 ETF Trust	Pershing	12/29/2017-$202.00	888,800	1,188
51	SPDR S&P 500 ETF Trust	Pershing	12/29/2017-$203.00	1,035,300	1,479
58	SPDR S&P 500 ETF Trust	Pershing	3/29/2018-$213.00	1,235,400	11,020
28	SPDR S&P 500 ETF Trust	Pershing	3/29/2018-$214.00	599,200	5,320
31	SPDR S&P 500 ETF Trust	Pershing	6/15/2018-$218.00	675,800	11,222
19	SPDR S&P 500 ETF Trust	Pershing	6/15/2018-$219.00	416,100	6,926
21	SPDR S&P 500 ETF Trust	Pershing	7/20/2018-$218.00	457,800	8,757
13	SPDR S&P 500 ETF Trust	Pershing	7/20/2018-$219.00	284,700	5,733
12	SPDR S&P 500 ETF Trust	Pershing	9/21/2018-$220.00	264,000	7,032
74	SPDR S&P 500 ETF Trust	Pershing	9/21/2018-$225.00	1,665,000	48,026
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $158,788)			7,522,100	106,703

	TOTAL OPTIONS WRITTEN (Premiums Received - $517,445) (b)			$21,012,900	$553,421

ETF - Exchange Traded Fund

LLC - Limited Liability Company

*	Non income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $9,095,011 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$228,859
Unrealized depreciation:	(94,787)
Net unrealized appreciation:	$134,072

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 100.3%
	ADVERTISING - 6.2%
122,075	Interpublic Group of Cos., Inc.	$2,537,939
37,270	Omnicom Group, Inc.	2,760,589
		5,298,528
	AEROSPACE/DEFENSE - 9.7%
17,376	Boeing Co.	4,417,153
12,311	Lockheed Martin Corp.	3,819,980
		8,237,133
	APPAREL - 4.1%
140,823	Hanesbrand, Inc.	3,469,879

	BIOTECHNOLOGY - 4.6%
48,654	Gilead Sciences, Inc.	3,941,947

	COMMERCIAL SERVICES - 8.0%
31,558	Automatic Data Processing, Inc.	3,449,921
66,306	Robert Half International, Inc.	3,337,844
		6,787,765
	COMPUTERS - 4.4%
24,037	Apple, Inc.	3,704,582

	DISTRIBUTION/WHOLESALE - 3.6%
17,019	WW Grainger, Inc.	3,059,165

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
172,639	Gentex Corp.	3,418,252

	HAND/MACHINE TOOLS - 3.6%
20,292	Snap-on, Inc.	3,023,711

	HOUSEHOLD PRODUCTS/WARES - 3.5%
25,000	Kimberly-Clark Corp.	2,942,000

	MEDIA - 5.3%
52,100	Scripps Networks Interactive, Inc.	4,474,869

	MISCELLANEOUS MANUFACTURER - 3.9%
71,473	Donaldson Company, Inc.	3,283,470

	PHARMACEUTICALS - 3.1%
32,399	AmerisourceBergen Corp.	2,681,017

	RETAIL - 23.9%
56,926	Best Buy Company, Inc.	3,242,505
40,553	CVS Health Corp.	3,297,770
36,052	Darden Resturants, Inc.	2,840,177
45,987	Dollar General Corp.	3,727,246
22,675	Home Depot, Inc.	3,708,723
44,148	Wal-Mart Stores, Inc.	3,449,725
		20,266,146
	SEMICONDUCTORS - 9.2%
35,726	KLA-Tencor Corp.	3,786,956
44,447	Texas Instruments, Inc.	3,984,229
		7,771,185

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 100.3% (Continued)
	TOYS/GAMES/HOBBIES - 3.2%
27,714	Hasbro, Inc.	$2,706,826

	TOTAL COMMON STOCK (Cost - $77,460,217)	85,066,475

	TOTAL INVESTMENTS - 100.3% (Cost - $77,460,217) (a)	$85,066,475
	LIABILITIES LESS OTHER ASSETS - (0.3)%	(269,839)
	NET ASSETS - 100.0%	$84,796,636

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $78,065,941 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$10,184,437
Unrealized depreciation:	(3,183,903)
Net unrealized appreciation:	$7,000,534

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 89.5%
	AEROSPACE/DEFENSE - 4.8%
145,000	Kratos Defense & Security Solutions, Inc. *	$1,896,600

	AGRICULTURE - 7.9%
15,450	Bunge Ltd.	1,073,157
23,500	Imperial Brands PLC - ADR	1,016,845
29,000	Swedish Match AB	1,015,063
		3,105,065
	BEVERAGES - 3.3%
925,000	Capevin Holdings Ltd.	589,150
500,000	Marston’s PLC	729,187
		1,318,337
	CHEMICALS - 1.9%
35,000	Mosaic Co.	755,650

	COMPUTERS - 2.9%
10,000	Diebold Nixdorf, Inc.	228,500
44,500	VeriFone Systems, Inc. *	902,460
		1,130,960
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
74,028	JSE Ltd.	679,013

	ENTERTAINMENT- 1.2%
32,500	Parques Reunidos Servicios Centrales SAU	491,795

	ENVIRONMENTAL CONTROL - 3.8%
31,954	Tetra Tech, Inc.	1,487,459

	FOOD - 13.4%
22,300	Bob Evans Farms, Inc.	1,728,473
22,200	Campbell Soup Co.	1,039,404
16,550	Nestle SA - ADR	1,390,366
30,307	Snyder’s-Lance, Inc.	1,155,909
		5,314,152
	HEALTHCARE-PRODUCTS - 2.1%
690,000	Asaleo Care Ltd.	836,477

	HOUSEHOLD PRODUCTS/WARES - 2.0%
43,000	Reckitt Benckiser Group PLC - ADR	800,230

	INTERNET - 3.6%
37,000	eBay, Inc. *	1,423,020

	INVESTMENT COMPANIES - 1.7%
8,175	Pargesa Holding SA	680,123

	OIL & GAS - 1.8%
8,700	Exxon Mobil Corp.	713,226

	PHARMACEUTICALS - 10.8%
9,800	Johnson & Johnson	1,274,098
16,550	Novartis AG - ADR	1,420,817
31,900	Sanofi - ADR	1,588,301
		4,283,216
	RETAIL - 3.8%
95,500	Wendy’s Co.	1,483,115

	SEMICONDUCTORS - 5.2%
52,500	Micron Technology, Inc. *	2,064,825

	SOFTWARE - 3.6%
19,000	Microsoft Corp.	1,415,310

	TELECOMMUNICATIONS - 14.0%
32,900	Ciena Corp. *	722,813
37,500	Cisco Systems, Inc.	1,261,125
175,000	Nokia OYJ +	1,046,500
70,000	Orange SA - ADR	1,149,400
48,000	Vodafone Group PLC - ADR	1,366,080
		5,545,918

	TOTAL COMMON STOCK (Cost - $29,190,292)	35,424,491

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	MUTUAL FUND - 3.1%
	CLOSED-END FUND - 3.1%
96,500	Central Fund of Canada Ltd.	$1,222,655
	TOTAL MUTUAL FUND (Cost - $1,291,122)	1,222,655

	SHORT-TERM INVESTMENTS - 7.2%
2,866,194	Fidelity Institutional Government Portfolio, Class I, 0.95% **	2,866,194
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,866,194)	2,866,194

	TOTAL INVESTMENTS - 99.8% (Cost - $33,347,608) (a)	$39,513,340
	OTHER ASSETS LESS LIABILITIES - 0.2%	58,886
	NET ASSETS - 100.0%	$39,572,226

Contracts (b)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (0.0)% *
500	Nokia OYJ	Pershing	01/19/2018-$7.00	350,000	4,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $18,478) (b)			$350,000	$4,500

ADR - American Depositary Receipt.

PLC - Public Liability Company.

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $33,391,867 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

(b)	One contract is equivalent to 100 shares of the underlying common stock.

Unrealized appreciation:	$7,086,666
Unrealized depreciation:	(969,693)
Net unrealized appreciation:	$6,116,973

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	CLOSED-END FUND - 1.3%
23,500	Central Fund of Canada Ltd.	$297,745
	TOTAL CLOSED-END FUND (Cost - $336,373)	297,745

	COMMON STOCK - 53.0%
	AEROSPACE/DEFENSE - 0.3%
6,000	Kratos Defense & Security Solutions, Inc. *	78,480

	AGRICULTURE - 5.7%
4,100	Bunge Ltd.	284,786
13,600	Imperial Tobacco Group PLC - ADR	588,472
14,000	Swedish Match AB	490,030
		1,363,288
	BEVERAGES - 1.4%
230,649	Marston’s PLC	336,373

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
37,010	JSE Ltd.	339,470

	ENVIRONMENTAL CONTROL - 2.8%
14,271	Tetra Tech, Inc.	664,315

	FOOD - 10.7%
13,800	Bob Evans Farms, Inc.	1,069,638
7,800	Campbell Soup Co.	365,196
8,050	Nestle SA - ADR	676,280
11,564	Snyder’s-Lance, Inc.	441,051
		2,552,165
	HEALTHCARE PRODUCTS - 2.3%
460,000	Asaleo Care Ltd.	557,651

	HOUSEHOLD PRODUCT/WARES - 1.3%
17,000	Reckitt Benckiser Group PLC - ADR	316,370

	INVESTMENT COMPANIES - 2.6%
7,357	Pargesa Holding SA	612,070

	OIL & GAS - 1.6%
4,500	Exxon Mobil Corp.	368,910

	PHARMACEUTICALS - 9.4%
6,300	Johnson & Johnson	819,063
8,525	Novartis AG - ADR	731,871
13,500	Sanofi - ADR	672,165
		2,223,099
	RETAIL - 3.6%
54,400	Wendy’s Co.	844,832

	SOFTWARE - 0.8%
2,400	Microsoft Corp.	178,776

	TELECOMMUNICATIONS - 9.1%
20,400	Cisco Systems, Inc.	686,052
37,500	Orange SA - ADR	615,750
29,890	Vodafone Group PLC - ADR	850,669
		2,152,471

	TOTAL COMMON STOCK (Cost - $10,502,010)	12,588,270

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 34.5%
	AIRLINES - 2.4%
$191,000	American Airlines Group, Inc.	6.125	6/1/2018	$195,641
367,000	United Continental Holdings, Inc.	6.375	6/1/2018	375,992
				571,633
	AUTO PARTS & EQUIPMENT - 2.7%
387,000	Cooper Tire & Rubber Co.	8.000	12/15/2019	428,603
172,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	200,810
				629,413
	CHEMICALS - 1.0%
110,000	CF Industries, Inc.	6.875	5/1/2018	113,025
117,000	CF Industries, Inc.	7.125	5/1/2020	129,870
				242,895
	COMMERCIAL SERVICES - 0.9%
205,000	Graham Holdings Co.	7.250	2/1/2019	217,556

	COMPUTERS - 2.6%
175,000	Dell, Inc.	5.875	6/15/2019	183,995
426,000	EMC Corp.	1.875	6/1/2018	424,309
				608,304
	ELECTRIC - 0.4%
100,000	NRG Energy, Inc.	7.625	1/15/2018	101,750

	ENTERTAINMENT - 2.7%
586,000	International Game Technology	7.500	6/15/2019	630,319

	FOOD - 0.4%
100,000	Dean Holding Co.	6.900	10/15/2017	100,133

	HEALTHCARE SERVICES - 1.1%
266,000	Tenet Healthcare Corp.	5.500	3/1/2019	270,987

	IRON/STEEL - 2.7%
576,000	United States Steel Corp.	7.375	4/1/2020	627,840

	LODGING - 2.2%
497,000	MGM Resort Intl.	5.250	3/31/2020	526,199

	MACHINERY DIVERSIFIED - 0.4%
92,000	CNH Industrial Capital LLC	3.625	4/15/2018	92,603

	MINING - 2.7%
289,000	Freeport-McMoRan, Inc.	2.300	11/14/2017	288,913
258,000	Freeport-McMoRan, Inc.	2.375	3/15/2018	258,000
100,000	Teck Resources Ltd.	2.500	2/1/2018	99,750
				646,663
	OIL & GAS - 1.7%
100,000	Chesapeake Energy Corp.	7.250	12/15/2018	105,000
200,000	Transocean, Inc.	6.000	3/15/2018	203,000
100,000	Transocean, Inc.	7.375	4/15/2018	102,750
				410,750
	OIL & GAS SERVICES - 1.3%
305,000	Weatherford Bermuda	6.000	3/15/2018	308,050

	PIPELINES - 1.9%
100,000	Andeavor Logis LP Corp.	5.500	10/15/2019	105,250
353,000	DCP Midstream Operating	2.700	4/1/2019	351,235
				456,485

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 34.5% (Continued)
	REITS - 0.4%
$100,000	Corrections Corp. of America	4.125	4/1/2020	$102,500

	RETAIL - 3.4%
605,000	JC Penney Corp., Inc.	5.750	2/15/2018	608,025
113,000	L Brands, Inc.	7.000	5/1/2020	124,300
75,000	Sears Roebuck Acceptance	6.875	10/15/2017	74,250
				806,575
	TELECOMMUNICATIONS - 3.6%
194,000	Anixter, Inc.	5.625	5/1/2019	203,700
650,000	Frontier Communications Corp.	8.125	10/1/2018	656,500
				860,200

	TOTAL CORPORATE BONDS (Cost - $8,249,002)			8,210,855

	CONVERTIBLE BONDS - 1.8%
	INTERNET - 1.8%
460,000	Twitter, Inc.	0.250	9/15/2019	435,850
	TOTAL CONVERTIBLE BONDS (Cost - $436,231)			435,850

Shares
	SHORT-TERM INVESTMENTS - 8.6%
2,043,110	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.95% **			2,043,110
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,043,110)			2,043,110

	TOTAL INVESTMENTS - 99.2% (Cost - $21,566,726) (a)			$23,575,830
	OTHER ASSETS LESS LIABILITIES - 0.8%			183,726
	NET ASSETS - 100.0%			$23,759,556

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

ADR - American Depositary Receipt

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $21,623,280 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,328,754
Unrealized depreciation:	(376,204)
Net unrealized appreciation:	$1,952,550

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 51.9%
	EQUITY FUNDS - 51.9%
213,105	iShares China Large-Cap ETF	$ 9,385,144
964,801	iShares Core S&P Mid-Cap ETF	172,602,899
38,528	iShares MSCI All Peru Capped ETF	1,494,501
388,132	iShares MSCI Australia ETF	8,709,682
47,011	iShares MSCI Austria Capped ETF	1,100,998
77,590	iShares MSCI Belgium Capped ETF	1,643,356
257,873	iShares MSCI Brazil Capped ETF	10,750,725
332,249	iShares MSCI Canada ETF	9,615,286
124,691	iShares MSCI Chile Capped ETF	6,062,476
197,284	iShares MSCI France ETF	6,096,076
212,298	iShares MSCI Germany ETF	6,884,824
354,424	iShares MSCI Hong Kong ETF	8,750,729
27,442	iShares MSCI Israel Capped ETF	1,371,633
220,844	iShares MSCI Italy Capped ETF	6,925,668
162,504	iShares MSCI Japan ETF	9,053,098
145,224	iShares MSCI Malaysia ETF	4,703,805
159,637	iShares MSCI Mexico Capped ETF	8,717,777
115,461	iShares MSCI Netherlands ETF	3,624,321
321,510	iShares MSCI Singapore Capped ETF	7,854,489
110,768	iShares MSCI South Africa ETF	6,507,620
123,328	iShares MSCI South Korea Capped ETF	8,517,032
192,110	iShares MSCI Spain Capped ETF	6,481,791
142,108	iShares MSCI Sweden Capped ETF	5,098,835
178,954	iShares MSCI Switzerland Capped ETF	6,268,759
243,895	iShares MSCI Taiwan Capped ETF	8,804,610
68,567	iShares MSCI Thailand Capped ETF	5,927,617
124,094	iShares MSCI Turkey ETF	5,188,370
194,830	iShares MSCI United Kingdom ETF	6,789,826
1,703,727	iShares Russell 1000 ETF	238,317,333
1,522,997	iShares Russell 2000 ETF	225,677,695
544,555	iShares Russell Mid-Cap ETF	107,359,018
423,113	Schwab U.S. REIT ETF	17,402,638
442,049	VanEck Vectors Russia ETF	9,853,272
968,587	Vanguard FTSE Emerging Markets ETF	42,201,336
169,107	Vanguard FTSE Europe ETF	9,864,011
566,102	Vanguard Large-Cap ETF	65,328,171
958,208	Vanguard Mid-Cap ETF	140,856,576
1,026,752	Vanguard REIT ETF	85,312,824
134,117	Vanguard S&P 500 ETF	30,948,839
1,395,852	Vanguard Small-Cap ETF	197,261,805
333,551	WisdomTree India Earnings Fund	8,395,479
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,379,790,989)	1,523,710,942

	SHORT-TERM INVESTMENTS - 38.7%
	MONEY MARKET FUND - 12.2%
360,261,424	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% ** + (Cost - $360,261,424)	360,261,424

Principal
	UNITED STATES GOVERNMENT SECURITIES - 26.5%
$ 194,895,000	United States Treasury Note, 1.000%, 05/15/2018 + ^	194,617,121
192,110,000	United States Treasury Note, 1.000%, 08/15/2018 + ^	191,539,673
195,695,000	United States Treasury Note, 0.875%, 11/15/2017 + ^	195,648,599
196,535,000	United States Treasury Note, 1.000%, 02/15/2018 + ^	196,410,953
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $778,590,685)	778,216,346

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,138,852,109)	1,138,477,770

	TOTAL INVESTMENTS - 90.6% (Cost - $2,518,643,098) (a)	$ 2,662,188,712
	OTHER ASSETS LESS LIABILITIES - 9.4%	275,088,439
	NET ASSETS - 100.0%	$ 2,937,277,151

** Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.
+ All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.
^ All or a portion of this security is segregated as collateral for futures contracts.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $2,519,436,948 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 144,476,062
	Unrealized depreciation:	(1,724,298)
	Net unrealized appreciation:	$ 142,751,764

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 0.2%
818	90 Day Euro$ Future	201,023,500	June-18	$ (333,000)
511	90 Day Euro$ Future	125,476,050	Sep-18	(300,638)
383	90 Day Euro$ Future	93,839,788	Sep-19	(120,500)
407	Amsterdam Index Future	51,666,471	Oct-17	944,270
919	Australian 10Yr Bond Future	70,039,829	Dec-17	(1,168,530)
2,995	Australian 3Yr Bond Future	229,879,722	Dec-17	(833,371)
1,889	Brent Crude Future +	107,276,310	Dec-17	360,530
160	Brent Crude Future +	9,028,800	Feb-18	141,140
516	Brent Crude Future +	29,200,440	Jan-18	429,660
83	Brent Crude Future +	4,673,730	Mar-18	50,970
1,252	CAC40 10 Euro Future	78,838,299	Oct-17	1,462,007
297	Canadian 10 Year Bond Future	32,130,572	Dec-17	(73,818)
926	Copper Future +	68,408,250	Dec-17	142,938
161	Dax Index Future	60,897,432	Dec-17	961,758
1,880	EMIN RUSSELL 2000 Future	140,332,600	Dec-17	2,353,525
402	EURO BUXL 30Y Bond Future	77,588,406	Dec-17	(316,750)
3,121	EURO STOXX 50 Bond Future	131,941,758	Dec-17	2,801,508
10,253	EURO-BOBL FUTURE	1,590,045,565	Dec-17	(4,767,260)
2,925	EURO-BOND FUTURE	556,762,155	Dec-17	(2,476,239)
2,884	EURO-BTP FUTURE	460,141,404	Dec-17	(1,645,925)
3,059	EURO-OAT FUTURE	561,040,548	Dec-17	(2,164,646)
3,837	FTSE/JSE Top 40 Future	377,316,330	Dec-17	4,191,311
124	Gasoline RBOB Future +	8,285,928	Nov-17	(130,040)
498	Gold 100 OZ Future +	63,983,040	Dec-17	(478,790)
1,045	Hang Sang Index Future	184,062,728	Oct-17	504,582
806	HSCEI Futures	56,270,475	Oct-17	(207,060)
257	IBEX 35 Index Future	31,388,204	Oct-17	(14,616)
2,140	KOSPI2 Index Future	148,376,365	Dec-17	342,690
55	LME Lead Future +	3,423,750	Dec-17	23,365
11	LME PRI Alum Future+	577,363	Dec-17	(7,962)
180	LME Zinc Future +	14,247,000	Dec-17	295,973
114	Long Gilt Future	18,947,220	Dec-17	(233,290)
523	Low Su Gasoil G +	27,915,125	Dec-17	151,525
84	Low Su Gasoil G +	4,447,800	Jan-18	(6,300)
1,259	Low Su Gasoil G +	68,269,275	Nov-17	1,621,575
497	MSCI Taiwan Index Future	19,119,590	Oct-17	(19,630)
156	Nasdaq 100 E-Mini Future	18,665,400	Dec-17	1,795
185	Natural Gas Future +	6,103,150	Feb-18	(152,790)
46	Natural Gas Future +	1,515,700	Jan-18	(14,250)
567	Nikkei 225 Future (OSE)	102,555,146	Dec-17	3,465,299
1,130	Nikkei 225 Future (SGX)	102,168,303	Dec-17	3,150,818
189	NY Harb ULSD Future +	14,337,616	Dec-17	86,843
37	NY Harb ULSD Future +	2,801,707	Jan-18	18,803
729	NY Harb ULSD Future +	55,418,580	Nov-17	398,114
288	S&P/TSX 60 Index Future	42,311,694	Dec-17	1,409,849
117	Silver Future +	9,755,460	Dec-17	(117,090)
475	SPI 200 Future	52,812,854	Dec-17	(55,031)
2,071	TOPIX Index Future	308,170,827	Dec-17	6,301,059
3,689	US 10 Year Note (CBT) Future	462,277,813	Dec-17	(5,009,101)
9,161	US 2 Year Note (CBT) Future	1,976,056,337	Dec-17	(1,654,557)
5,681	US 5 Year Note (CBT) Future	667,517,500	Dec-17	(2,076,016)
1,354	US Long Bond(CBT) Future	206,908,125	Dec-17	(2,026,781)
334	US Ultra Bond (CBT) Future	55,151,750	Dec-17	86,875
	Net Unrealized Gain From Open Long Futures Contracts			$ 5,294,800

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
		Underlying Face		Unrealized
(Short) Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - 0.1%
(383)	90 Day Euro$ Future	(93,964,263)	Dec-18	$ 200
(820)	90 Day Euro$ Future	(200,787,250)	Dec-19	58,588
(786)	90 Day Euro$ Future	(192,658,425)	Jun-19	59,750
(330)	90 Day Euro$ Future	(80,924,250)	Mar-19	150
(1,993)	CBOE VIX Future	(23,268,275)	Oct-17	1,388,815
(231)	Cocoa Future +	(4,719,330)	Dec-17	(98,300)
(212)	Coffee Future +	(10,179,975)	Dec-17	727,838
(4,500)	Corn Future +	(79,931,250)	Dec-17	4,649,963
(4)	Cotton No. 2 Future +	(136,900)	Dec-17	770
(19)	DIJA Mini E-CBOT Future	(2,122,870)	Dec-17	(2,580)
(722)	Euro-Schatz Future	(95,708,389)	Dec-17	(7,720)
(51)	FTSE/JSE Top 40 Index Future	(1,893,714)	Dec-17	1,816
(83)	Gasoline RBOB Future +	(5,503,348)	Dec-17	42,974
(44)	Gasoline RBOB Future +	(2,915,959)	Jan-18	6,279
(27)	JPN 10Y Bond (OSE) Future	(36,063,171)	Dec-17	4,797
(693)	KC HRW Wheat Future +	(15,341,288)	Dec-17	322,100
(319)	Lean Hogs Future +	(7,649,620)	Dec-17	(295,790)
(169)	Live Cattle Future +	(7,790,900)	Dec-17	(71,330)
(7)	LME Copper Future +	(1,133,869)	Dec-17	7,476
(61)	LME Nickel Future +	(3,839,157)	Dec-17	29,538
(217)	Natural Gas Future +	(6,902,770)	Dec-17	(23,300)
(430)	Natural Gas Future +	(12,930,100)	Nov-18	223,590
(117)	Platinum Future +	(5,355,675)	Jan-18	144,875
(675)	S&P500 Emini Future	(84,915,000)	Dec-17	(277,788)
(422)	SGX Nifty 50 Index Future	(8,273,732)	Oct-17	70,472
(1,992)	Soybean Future +	(96,437,700)	Nov-17	(472,175)
(717)	Soybean Meal Future +	(22,642,860)	Dec-17	(333,610)
(1,709)	Soybean Oil Future +	(33,653,628)	Dec-17	1,506,480
(933)	Sugar #11 +	(14,733,936)	Mar-18	63,090
(813)	Wheat Future +	(18,221,363)	Dec-17	329,825
(429)	WTI Crude Future +	(22,286,550)	Dec-17	(789,060)
(27)	WTI Crude Future +	(1,409,940)	Feb-18	(28,680)
(1,666)	WTI Crude Future +	(86,082,220)	Nov-17	(3,495,380)
(88)	WTI Crude Future +	(4,588,320)	Jan-18	(96,370)
	Net Unrealized Loss From Open Short Futures Contracts			$ 3,647,302

+ All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
British Pound	10/2/2017	Morgan Stanley	8,890,000	11,944,604	11,927,274	$ (17,330)
Canadian Dollar	10/2/2017	Morgan Stanley	5,600,000	4,493,479	4,477,670	(15,809)
Euro	10/2/2017	Morgan Stanley	32,660,000	38,421,764	38,610,652	188,893
Japanese Yen	10/2/2017	Morgan Stanley	5,715,000,000	50,727,853	50,770,666	42,812
Mexican Peso	10/2/2017	Morgan Stanley	10,940,000	601,869	602,448	578
New Zealand Dollar	10/2/2017	Morgan Stanley	9,320,000	6,726,054	6,737,428	11,375
Norwegian Krone	10/2/2017	Morgan Stanley	75,090,000	9,443,346	9,433,061	(10,288)
Polish Zloty	10/2/2017	Morgan Stanley	14,910,000	4,073,932	4,091,718	17,781
Singapore Dollar	10/2/2017	Morgan Stanley	470,000	345,832	346,110	278
South African Rand	10/2/2017	Morgan Stanley	201,870,000	14,921,942	14,950,565	28,623
Swedish Krona	10/2/2017	Morgan Stanley	66,470,000	8,166,751	8,143,490	(23,266)
Swiss Franc	10/2/2017	Morgan Stanley	7,690,000	7,919,100	7,947,499	28,399
Turkish Lira New	10/2/2017	Morgan Stanley	8,320,000	2,342,978	2,339,642	(3,337)
Australian Dollar	10/3/2017	Morgan Stanley	6,460,000	5,070,090	5,068,651	(1,437)
British Pound	10/3/2017	Morgan Stanley	97,580,000	130,773,789	130,931,556	157,768
Euro	10/3/2017	Morgan Stanley	64,390,000	76,067,127	76,134,443	67,316
Israeli Shekel	10/3/2017	Morgan Stanley	9,340,000	2,644,394	2,644,224	(170)
Japanese Yen	10/3/2017	Morgan Stanley	1,923,000,000	17,072,861	17,086,064	13,203
Mexican Peso	10/3/2017	Morgan Stanley	256,510,000	14,114,507	14,118,232	3,725
New Zealand Dollar	10/3/2017	Morgan Stanley	1,960,000	1,416,268	1,416,796	529
Norwegian Krone	10/3/2017	Morgan Stanley	18,680,000	2,350,166	2,346,806	(3,360)
Polish Zloty	10/3/2017	Morgan Stanley	24,460,000	6,703,979	6,712,470	8,493
Singapore Dollar	10/3/2017	Morgan Stanley	390,000	287,234	287,207	(26)
South African Rand	10/3/2017	Morgan Stanley	27,020,000	2,002,651	2,000,107	(2,544)
Swedish Krona	10/3/2017	Morgan Stanley	64,380,000	7,895,233	7,888,784	(6,450)
Swiss Franc	10/3/2017	Morgan Stanley	41,010,000	42,342,956	42,391,929	48,973
Australian Dollar	10/4/2017	Morgan Stanley	527,130,000	421,366,457	413,520,229	(7,846,226)
Brazilian Real	10/18/2017	Morgan Stanley	161,490,000	51,317,807	50,928,161	(389,651)
British Pound	10/18/2017	Morgan Stanley	255,280,000	343,123,758	342,705,093	(418,667)
Canadian Dollar	10/18/2017	Morgan Stanley	595,610,000	489,573,542	476,303,201	(13,270,341)
Chilean Peso	10/18/2017	Morgan Stanley	3,900,000,000	6,210,308	6,099,208	(111,097)
Colombian Peso	10/18/2017	Morgan Stanley	11,530,000,000	3,934,466	3,916,141	(18,325)
Euro	10/18/2017	Morgan Stanley	399,240,000	473,932,251	472,449,527	(1,482,722)
Indian Rupee	10/18/2017	Morgan Stanley	2,431,940,000	37,772,403	37,140,909	(631,496)
Israeli Shekel	10/18/2017	Morgan Stanley	56,970,000	16,181,204	16,137,147	(44,057)
Japanese Yen	10/18/2017	Morgan Stanley	20,880,000,000	187,817,684	185,662,309	(2,155,375)
Mexican Peso	10/18/2017	Morgan Stanley	2,683,230,000	150,569,361	147,299,664	(3,269,694)
New Zealand Dollar	10/18/2017	Morgan Stanley	378,580,000	274,479,422	273,573,736	(905,686)
Norwegian Krone	10/18/2017	Morgan Stanley	506,120,000	64,182,788	63,606,727	(576,061)
Polish Zloty	10/18/2017	Morgan Stanley	203,190,000	56,111,950	55,759,725	(352,224)
Russian Ruble	10/18/2017	Morgan Stanley	3,345,430,000	58,135,100	57,938,542	(196,558)
South African Rand	10/18/2017	Morgan Stanley	617,340,000	46,896,198	45,582,782	(1,313,415)
South Korean Won	10/18/2017	Morgan Stanley	31,675,000,000	28,071,866	27,661,842	(410,024)
Swedish Krona	10/18/2017	Morgan Stanley	526,920,000	65,401,832	64,621,201	(780,628)
Swiss Franc	10/18/2017	Morgan Stanley	109,730,000	115,033,419	113,544,174	(1,489,246)
Turkish Lira New	10/18/2017	Morgan Stanley	296,880,000	85,936,499	83,032,040	(2,904,459)
Singapore Dollar	10/19/2017	Morgan Stanley	11,040,000	8,200,132	8,131,666	(68,467)
				3,453,119,206	3,415,019,516	(38,099,690)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Sell:
British Pound	10/2/2017	Morgan Stanley	(8,890,000)	(11,940,704)	(11,927,276)	$ 13,428
Canadian Dollar	10/2/2017	Morgan Stanley	(5,600,000)	(4,484,853)	(4,477,672)	7,181
Euro	10/2/2017	Morgan Stanley	(32,660,000)	(38,462,376)	(38,610,655)	(148,279)
Japanese Yen	10/2/2017	Morgan Stanley	(5,715,000,000)	(50,694,083)	(50,770,666)	(76,583)
Mexican Peso	10/2/2017	Morgan Stanley	(10,940,000)	(601,602)	(602,447)	(845)
New Zealand Dollar	10/2/2017	Morgan Stanley	(9,320,000)	(6,721,770)	(6,737,429)	(15,659)
Norwegian Krone	10/2/2017	Morgan Stanley	(75,090,000)	(9,439,703)	(9,433,062)	6,641
Polish Zloty	10/2/2017	Morgan Stanley	(14,910,000)	(4,071,212)	(4,091,714)	(20,502)
Singapore Dollar	10/2/2017	Morgan Stanley	(470,000)	(345,788)	(346,111)	(323)
South African Rand	10/2/2017	Morgan Stanley	(201,870,000)	(14,845,509)	(15,950,561)	(105,052)
Swedish Krona	10/2/2017	Morgan Stanley	(66,470,000)	(8,156,329)	(8,143,488)	12,841
Swiss Franc	10/2/2017	Morgan Stanley	(7,690,000)	(7,908,174)	(7,947,501)	(39,327)
Turkish Lira New	10/2/2017	Morgan Stanley	(8,320,000)	(2,339,543)	(2,339,642)	(99)
Australian Dollar	10/3/2017	Morgan Stanley	(6,460,000)	(5,057,534)	(5,068,652)	(11,118)
British Pound	10/3/2017	Morgan Stanley	(97,580,000)	(130,620,998)	(130,931,556)	(310,558)
Euro	10/3/2017	Morgan Stanley	(64,390,000)	(76,031,575)	(76,134,443)	(102,868)
Israeli Shekel	10/3/2017	Morgan Stanley	(9,340,000)	(2,648,384)	(2,644,227)	4,157
Japanese Yen	10/3/2017	Morgan Stanley	(1,923,000,000)	(17,084,218)	(17,086,066)	(1,848)
Mexican Peso	10/3/2017	Morgan Stanley	(256,510,000)	(14,109,236)	(14,118,231)	(8,995)
New Zealand Dollar	10/3/2017	Morgan Stanley	(1,960,000)	(1,415,590)	(1,416,796)	(1,206)
Norwegian Krone	10/3/2017	Morgan Stanley	(18,680,000)	(2,345,142)	(2,346,806)	(1,664)
Polish Zloty	10/3/2017	Morgan Stanley	(24,460,000)	(6,708,538)	(6,712,472)	(3,934)
Singapore Dollar	10/3/2017	Morgan Stanley	(390,000)	(287,282)	(287,208)	74
South African Rand	10/3/2017	Morgan Stanley	(27,020,000)	(1,997,642)	(2,000,108)	(2,466)
Swedish Krona	10/3/2017	Morgan Stanley	(64,380,000)	(7,888,967)	(7,888,785)	182
Swiss Franc	10/3/2017	Morgan Stanley	(41,010,000)	(42,291,946)	(42,391,928)	(99,982)
Australian Dollar	10/4/2017	Morgan Stanley	(99,250,000)	(78,982,051)	(77,859,402)	1,122,649
Brazilian Real	10/18/2017	Morgan Stanley	(72,670,000)	(23,025,570)	(22,917,516)	108,054
British Pound	10/18/2017	Morgan Stanley	(161,850,000)	(217,595,975)	(217,278,358)	317,617
Canadian Dollar	10/18/2017	Morgan Stanley	(24,230,000)	(19,846,327)	(19,376,482)	469,845
Euro	10/18/2017	Morgan Stanley	(255,130,000)	(304,195,046)	(301,913,757)	2,281,289
Indian Rupee	10/18/2017	Morgan Stanley	(1,360,090,000)	(20,687,810)	(20,771,475)	(83,665)
Israeli Shekel	10/18/2017	Morgan Stanley	(17,160,000)	(4,863,055)	(4,860,689)	2,366
Japanese Yen	10/18/2017	Morgan Stanley	(49,177,000,000)	(445,236,063)	(437,275,641)	7,960,422
Mexican Peso	10/18/2017	Morgan Stanley	(401,910,000)	(22,222,131)	(22,063,412)	158,719
New Zealand Dollar	10/18/2017	Morgan Stanley	(88,760,000)	(64,901,916)	(64,140,749)	761,167
Norwegian Krone	10/18/2017	Morgan Stanley	(481,380,000)	(61,694,794)	(60,497,522)	1,197,272
Polish Zloty	10/18/2017	Morgan Stanley	(231,180,000)	(64,789,640)	(63,440,786)	1,348,854
Russian Ruble	10/18/2017	Morgan Stanley	(3,922,080,000)	(67,397,146)	(67,925,380)	(528,234)
South African Rand	10/18/2017	Morgan Stanley	(260,930,000)	(19,237,590)	(19,266,393)	(28,803)
South Korean Won	10/18/2017	Morgan Stanley	(123,723,000,000)	(108,193,216)	(107,567,228)	625,988
Swedish Krona	10/18/2017	Morgan Stanley	(209,520,000)	(26,144,018)	(25,695,426)	448,592
Swiss Franc	10/18/2017	Morgan Stanley	(128,370,000)	(132,502,938)	(132,832,093)	(329,155)
Turkish Lira New	10/18/2017	Morgan Stanley	(63,200,000)	(17,815,108)	(17,675,913)	139,195
Singapore Dollar	10/19/2017	Morgan Stanley	(4,890,000)	(3,619,982)	(3,601,797)	18,185
				(2,171,449,074)	$ (2,156,365,521)	$ 15,083,553

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Polish Zloty	10/18/2017	Morgan Stanley	92,130,000	(395,487,557)	109,024,091	(108,530,324)	$ 493,754
Euro	Norwegian Krone	10/18/2017	Morgan Stanley	130,420,000	(1,224,455,924)	154,335,406	(153,883,728)	451,677
Euro	Swedish Krona	10/18/2017	Morgan Stanley	170,980,000	(1,630,832,229)	202,332,984	(200,004,438)	2,328,549
Euro	Turkish Lira New	10/18/2017	Morgan Stanley	96,530,000	(404,121,739)	114,230,919	(113,025,640)	1,205,282
Norwegian Krone	Euro	10/18/2017	Morgan Stanley	1,458,044,458	(155,400,000)	183,240,009	(183,896,049)	(656,036)
Polish Zloty	Euro	10/18/2017	Morgan Stanley	266,292,275	(62,190,000)	73,076,354	(73,593,919)	(517,571)
Swedish Krona	Euro	10/18/2017	Morgan Stanley	699,866,151	(73,130,000)	85,831,230	(86,540,013)	(708,781)
Turkish Lira New	Euro	10/18/2017	Morgan Stanley	599,056,649	(143,450,000)	167,545,455	(169,754,750)	(2,209,282)

						$ 1,089,616,448	$(1,089,228,861)	$ 387,592

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 4.6%
183,143	Western Gas Equity Partners LP	$7,541,829

	MINING - 2.6%
139,772	US Silica Holdings, Inc.	4,342,716

	OIL & GAS - 0.7%
836	Andeavor Logistics LP	86,233
1,301	EQT GP Holdings LP	72,960
853	Marathon Petroleum Corp.	78,143
1,005	Phillips 66	77,315
27,482	Valero Energy Corp.	795,879
		1,110,530
	OIL & GAS SERVICES - 4.7%
615,457	Archrock, Inc.	7,723,985

	PIPELINES - 87.4%
8,160	Antero Midstream GP LP	167,035
157,678	Buckeye Partners LP	79,743
147,056	Cheniere Energy, Inc. *	7,101,816
915,825	Crestwood Equity Partners LP	7,182,726
757,871	Enbridge, Inc.	6,152,823
138,633	Energy Transfer Equity LP	7,563,220
202,584	EnLink Midstream LLC	15,797,981
327,711	Enterprise Products Partners LP	157,385
263,935	Kinder Morgan, Inc.	14,535,966
438,584	Magellan Midstream Partners LP	61,680
336,942	NuStar GP Holdings LLC	12,214,686
150,485	ONEOK, Inc.	7,681,654
241,967	Pembina Pipeline Corp.	7,110,698
1,399	Plains GP Holdings LP	7,167,040
294,374	SemGroup Corp.	7,588,131
435,168	Tallgrass Energy GP LP	12,389,998
6,037	Targa Resources Corp.	15,937,357
868	TransCanada Corp.	7,438,473
555,213	Williams Cos., Inc.	7,261,430
		143,589,842

	TOTAL COMMON STOCK (Cost - $163,282,305)	164,308,902

	TOTAL INVESTMENTS - 100.0% (Cost - $163,282,305) (a)	$164,308,902
	OTHER ASSETS LESS LIABILITIES - 0.0%	76,729
	NET ASSETS - 100.0%	$164,385,631

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $165,531,505 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$12,415,287
Unrealized depreciation:	(13,637,890)
Net unrealized depreciation:	$(1,222,603)

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 15.0%
	AIRLINES - 1.8%
$ 500,000	VistaJet Malta Finance PLC #	7.750		6/1/2020	$ 450,000

	COMMERCIAL SERVICES - 1.7%
525,000	Cenveo Corp. #	6.000		8/1/2019	416,063

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
400000	Enova International, Inc.	8.500		9/1/2024	399,500
250,000	Transworld Systems, Inc. #	9.500		8/15/2021	162,500
					562,000
	FOOD - 2.2%
500,000	Land O' Lakes, Inc. #	8.000		9/15/2165	556,250

	HEALTHCARE-PRODUCTS - 1.2%
350,000	Mallinckrodt International Finance SA	4.750		4/15/2023	298,375

	IRON/STEEL - 1.3%
250,000	AK Steel Corp.	6.375		10/15/2025	246,875
490,000	Essar Steel Algoma, Inc. # ^	9.500		11/15/2019	64,925
					311,800
	OIL & GAS SERVICES - 1.0%
250,000	McDermott International, Inc. #	8.000		5/1/2021	258,125

	PHARMACEUTICALS - 1.8%
500,000	Valeant Pharmaceuticals International Inc	6.125		4/15/2025	440,000

	TELECOMMUNICATIONS - 0.7%
200,000	Frontier Communications Corp	9.250		7/1/2021	175,563

	TRANSPORTATION - 1.0%
250,000	Navios South American Logistics, Inc. #	7.250		5/1/2022	246,875

	TOTAL CORPORATE BONDS (Cost - $4,314,249)				3,715,051

	COLLATERALIZED LOAN OBLIGATIONS - 11.9%
500,000	CARLYLE US CLO 2017-1 Ltd Libor + 6.00	7.161	*	4/20/2031	500,020
1,000,000	Carlyle US Clo 2017-2 Ltd Libor + 6.15	7.480	*	7/20/1931	999,845
1,000,000	CIFC Funding 2017-III Ltd Libor + 6.00	7.315	*	7/20/1930	959,322
500,000	KKR CLO 10 Ltd Libor + 6.50	7.820	*	9/15/2029	490,500
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $2,906,765)				2,949,686

	BANK LOANS - 79.7%
	AEROSPACE - 2.0%
500,000	Air Medical Group Holdings Libor + 4.00	5.237	*	4/28/2022	500,250

	CHEMICALS - 2.0%
500,000	New Arclin US Holding Corp. Libor + 4.25	5.670	*	2/14/2024	504,690

	CONSUMER PRODUCTS - 2.0%
500,000	Atlantic Broadband Finance Libor + 2.375	3.608	*	8/9/2024	497,655

	ENERGY - 4.0%
494,167	Lightstone Generation Libor + 4.50	5.739		1/30/2024	493,035
483,766	Lonestar Generation LLC Libor + 4.25	5.567	*	2/20/2021	462,802
					955,837
	ENGINEERING - 1.7%
498,744	Forterra Finance, LLC Libor + 3.00	4.239	*	10/25/2023	424,488

	ENVIRONMENT - 2.0%
500,000	HD Supply Waterworks Libor + 3.00	5.503	*	6/17/2023	501,720

	FOOD - 6.7%
685,541	Albertson's LLC Libor + 3.00	3.989	*	8/25/2021	662,459
193,783	Burger King Libor + 2.25	3.546	*	2/17/2024	193,945
303,927	Burger King Libor + 2.25	3.489	*	2/17/2024	304,181
500,000	Landry's	4.486		10/4/2023	506,481
					1,667,066
	HEALTH-CARE SERVICES - 2.0%
498,750	Laureate Education, Inc. Libor + 4.50	5.486	*	1/20/2024	502,022

	INSURANCE. - 2.0%
500,000	USI Holdings Corp. Libor + 3.00	4.233	*	5/16/2024	498,750

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 79.7% (continued)
$ 500,000	Scientific Games International, Inc. Libor + 3.25	4.512	*	8/14/2024	$ 501,485

	MEDIA - 2.0%
498,750	RCN Grande Libor + 3.00	3.750	*	12/9/2023	492,750

	MINING - 0.7%
329,586	Essar Steel Algoma, Inc. Libor + 6.50	0.000	*	8/7/2019	166,441

	OIL & GAS - 1.1%
162,495	Connacher Oil and Gas Libor + 8.00 ^ +	9.000	*	8/31/2018	32,499
339,091	Connacher Oil and Gas Libor + 8.00 ^ +	9.000	*	5/23/2018	203,455
54,203	Energy & Exploration Libor + 5.00	5.000	*	5/13/2022	31,000
					266,954
	PACKAGING & CONTAINERS - 2.0%
498,750	Caraustar Industries, Inc. Libor + 5.50	6.796	*	3/9/2022	500,309

	PHARMACEUTICALS - 2.0%
500,000	Nature's Bounty Libor + 3.50	4.733	*	8/15/2024	494,895

	REAL ESTATE - 3.8%
4,854,030	Capital Automotive LP Libor + 3.00	4.240	*	3/24/2024	489,131
465,181	Lightstone HoldCo Libor + 4.50	5.539	*	1/30/2024	463,053
					952,184
	RETAIL - 10.2%
498,750	BJs Wholesale Club, Inc. Libor + 3.75	4.968	*	2/3/2024	479,334
494,969	Petco Animals Supplies, Inc. Libor + 3.00				410,000
743,664	Petsmart, Inc. Libor + 3.00	4.564	*	2/9/2022	631,029
1,000,000	Staples,Inc. Libor + 4.00				996,695
					2,517,058
	SOFTWARE - 3.0%
249,411	Ivanti Software, Inc. Libor + 4.25	4.450	*	7/19/2024	243,694
497,500	Sabre GLBL, Inc. Libor + 2.75	3.486	*	2/22/2024	500,403
					744,097
	TECHNOLOGY - 19.5%
430,633	BMC Software Finance, Inc. Libor + 4.00	5.235	*	9/10/2022	433,481
1,250	Change Healthcare Libor + 2.75	3.750	*	2/2/2024	1,259
500,000	Cision Libor + 4.25	5.503	*	6/17/2023	506,977
497,500	Dell International, Inc. Libor + 2.50	3.740	*	9/7/2023	499,806
485,984	Dell Software Libor + 6.00	7.257	*	10/31/2024	493,881
500,000	Digicert Holdings Libor + 4.75	5.990	*	9/21/2024	505,625
902,009	First Data Corp. Libor + 3.00	4.240	*	4/26/2024	905,955
495,168	Riverbed Technology, Inc. Libor + 3.25	4.486	*	4/24/2022	484,749
50,000	Tierpoint, LLC Libor + 3.75	4.984	*	4/28/2024	502,915
497,500	Western Digital, Inc. Libor + 2.75	3.984	*	4/29/2023	501,326
					4,835,974
	TELECOMMUNICATIONS - 5.0%
357,425	Avaya, Inc. Libor + 5.25	6.564	*	5/29/2020	303,588
1,250	Consolidated Communications Libor + 3.00	4.050	*	9/29/2023	1,192
500,000	WideOpenWest Finance, LLC Libor + 3.25	4.484	*	8/18/2023	499,922
1,250	Windstream Services LLC Libor + 4.00	5.270	*	3/30/2021	1,122
495,000	Windstream Services LLC Libor + 4.00	5.240	*	3/30/2022	444,262
					1,250,086
	TRANSPORTATION - 4.0%
460,480	Travelport Finance (Luxembourg) S.A.R.L. Libor + 4.00	4.061	*	9/2/2021	460,482
537,817	YRC Worldwide, Inc. Libor +7.50	9.739	*	7/13/2022	527,733
					988,215

	TOTAL BANK LOANS (Cost - $20,811,204)				19,762,926
Shares

	SHORT-TERM INVESTMENTS - 3.3%
832,724	Fidelity Institutional Money Market Portfolio, Class I, 0.95% **				832,724
	TOTAL SHORT-TERM INVESTMENTS (Cost - $832,734)				832,724

	TOTAL INVESTMENTS - 109.9% (Cost - $28,864,942) (a)				$ 27,260,387
	LIABILITIES LESS OTHER ASSETS - (9.9)%				(2,456,712)
	NET ASSETS - 100.0%				$ 24,803,675

* Floating Rate, rate shown represents the rate at September 30, 2017.
** Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.
^ Represents issuer in default on interest payments; non-income producing security
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2017, these securities amounted to $5,943,924 or 23.96 % of net assets.
+ The value of this security has been determined in good faith under policies of The Board of Trustees.
LLC - Limited Liability Company.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $28,865,438 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:			$ 1,499,366
		Unrealized depreciation:			(3,104,417)
		Net unrealized depreciation:			$ (1,605,051)

CATALYST FUNDS
CATALYST/UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares				Value
	COMMON STOCK - 4.5%
	OIL & GAS - 4.5%
581	Bonanza Creek Energy, Inc.			$19,167
6,000	Ultra Petroleum Corp.			52,020
	TOTAL COMMON STOCK (Cost - $105,127)			71,187

	EXCHANGE TRADED FUNDS - 22.3%
	EQUITY FUNDS - 22.3%
300	ProShares UltraShort 20+ Year Treasury			10,674
12,500	ProShares UltraShort QQQ			193,250
9,000	VelocityShares VIX Short Term ETN			148,860
	TOTAL EXCHANGE TRADED FUNDS (Cost - $442,674)			352,784

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 59.5%
	AIRLINES - 4.3%
$75,000	VistaJet Malta Finance PLC #	7.750	6/1/2020	67,500

	COMMERCIAL SERVICES - 5.1%
102,000	Cenveo Corp. #	6.000	8/1/2019	80,835

	DIVERSIFIED FINANCIAL SERVICES - 7.7%
20,000	Enova International Inc	9.750	6/1/2021	21,100
100,000	Enova International, Inc. #	8.500	9/1/2024	99,875
				120,975
	FOOD - 1.7%
30,000	BI-LO LLC / BI-LO Finance Corp. #	9.250	2/15/2019	27,300

	HEALTHCARE-PRODUCTS - 2.7%
50,000	Mallinckrodt International Finance SA	4.750	4/15/2023	42,625

	IRON/STEEL - 0.2%
25,000	Essar Steel Algoma, Inc. # +	9.500	11/15/2019	3,313

	MEDIA - 2.2%
50,000	iHeartCommunications, Inc.	10.625	3/15/2023	35,250

	OIL & GAS - 10.2%
150,000	Ascent Resources Utica Holdings, LLC #	10.000	4/1/2022	160,875

	RETAIL - 17.2%
100,000	Men’s Wearhouse, Inc.	7.000	7/1/2022	95,250
100,000	PetSmart, Inc. #	7.125	3/15/2023	77,980
100,000	PF Chang’s China Bistro, Inc. #	10.250	6/30/2020	97,750
				270,980
	TELECOMMUNICATIONS - 8.2%
75,000	Avaya, Inc. #	7.000	4/1/2019	63,375
75,000	Frontier Communications Corp	9.250	7/1/2021	65,836
				129,211

	TOTAL CORPORATE BONDS (Cost - $978,107)			938,864

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 0.1%
41,465	Freddie Mac REMICS	5.000	2/15/2020	1,752

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.7%
5,185	Government National Mortgage Association	5.000	7/20/2037	15
17,709	Government National Mortgage Association	3.500	6/20/2038	18,220
9,193	Government National Mortgage Association	3.500	4/20/2039	9,391
14,803	Government National Mortgage Association	3.000	5/16/2039	15,104
				42,731

	TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost - $45,063)			44,483

CATALYST FUNDS
CATALYST/UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares
	SHORT-TERM INVESTMENTS - 4.1%
63,837	Fidelity Institutional Government Portfolio, Institutional Class, 0.95% **	63,837
	TOTAL SHORT-TERM INVESTMENTS (Cost - $63,837)	63,837

	TOTAL INVESTMENTS - 93.2% (Cost - $1,634,809) (a)	$1,471,155
	OTHER ASSETS LESS LIABILITIES - 6.8%	107,796
	NET ASSETS - 100.0%	$1,578,951

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2017, these securities amounted to $678,803 or 43.0% of net assets.

+	Represents an issuer in default on interest payments. Non-income producing.

LLC - Limited Liability Company.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,719,245 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$31,942
Unrealized depreciation:	(280,032)
Net unrealized depreciation:	$(248,090)

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 20.6%
	BIOTECHNOLOGY - 5.9%
$1,872,000	PDL BioPharma, Inc.	2.7500	12/1/2021	$2,028,780

	ELECTRONICS - 5.9%
2,734,000	Fluidigm Corp.	2.7500	2/1/2034	2,012,907

	INVESTMENT COMPANIES - 4.1%
1,417,000	Prospect Capital Corp.	5.3750	10/15/2017	1,417,000

	REAL ESTATE INVESTMENT TRUSTS - 3.7%
159,000	Apollo Commercial Real Estate Finance, Inc.	5.5000	3/15/2019	171,919
1,069,000	Colony Capital, Inc.	5.0000	4/15/2023	1,094,389
				1,266,308
	RETAIL - 1.0%
334,000	EZCORP, Inc.	2.1250	6/15/2019	325,232

	TOTAL CONVERTIBLE BONDS - (Cost - $6,523,611)			7,050,227

	CORPORATE BONDS - 71.2%
	AIRLINES - 3.2%
1,128,000	Southwest Airlines Co.	3.0000	11/15/2026	1,101,751

	APPAREL MANUFACTURERS - 5.2%
1,910,000	Under Armour, Inc.	3.2500	6/15/2026	1,775,782

	AUTO PARTS & EQUIPMENT - 4.1%
1,377,000	Titan International, Inc.	6.8750	10/1/2020	1,418,999

	COMMERCIAL SERVICES - 4.6%
1,664,000	Rent-A-Center, Inc.	6.6250	11/15/2020	1,564,160

	DIVERSIFIED FINANCIAL SERVICES - 5.4%
1,096,000	Community Choice Financial, Inc.	10.7500	5/1/2019	978,180
816,000	Enova International, Inc.	9.7500	6/1/2021	860,880
				1,839,060
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.2%
1,428,000	General Cable Corp.	5.7500	10/1/2022	1,434,283

	HOME BUILDERS - 4.8%
1,573,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	1,635,920

	MINING - 3.4%
1,129,000	Hecla Mining Co.	6.8750	5/1/2021	1,171,394
3,348,365	MolyCorp., Inc. +	10.0000	6/1/2020	33
				1,171,427
	OIL & GAS - 5.0%
1,431,000	Northern Oil and Gas, Inc.	8.0000	6/1/2020	887,220
1,017,000	Transocean, Inc.	6.8000	3/15/2038	828,855
				1,716,075
	OIL & GAS SERVICES - 8.7%
1,902,000	Era Group, Inc.	7.7500	12/15/2022	1,730,820
1,298,000	PHI, Inc.	5.2500	3/15/2019	1,259,060
				2,989,880

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 71.2% (Continued)
	PRIVATE EQUITY - 3.2%
$1,070,000	Icahn Enterprises Finance Corp.	5.8750	2/1/2022	$1,102,100

	REAL ESTATE INVESTMENT TRUSTS - 7.2%
832,000	DDR Corp.	4.2500	2/1/2026	834,464
1,569,000	GEO Group, Inc.	5.8750	1/15/2022	1,625,876
				2,460,340
	RETAIL - 6.3%
940,000	Kohl’s Corp.	3.2500	2/1/2023	912,169
1,265,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	1,252,350
				2,164,519
	SEMICONDUCTORS - 5.9%
968,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,093,840
916,000	Amkor Technology, Inc.	6.3750	10/1/2022	946,274
8,669,000	Energy Conversion Devices, Inc. ^+#			—
				2,040,114

	TOTAL CORPORATE BONDS (Cost - $29,963,820)			24,414,410
Shares
	EXCHANGE TRADED FUNDS - 3.5%
13,491	iShares iBoxx $ High Yield Corporate Bond ETF			1,197,461
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,191,572)

	SHORT-TERM INVESTMENTS - 3.1%
1,077,975	Fidelity Investments Money Market Funds Government Portfolio, Class I, 0.91% *			1,077,975
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,077,975)

	TOTAL INVESTMENTS - 98.4% (Cost - $38,756,978) (a)			$33,740,073
	OTHER ASSETS LESS LIABILITIES - 1.6%			545,943
	NET ASSETS - 100.0%			$34,286,016

ETF - Exchange Traded Fund

*	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $38,769,093 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,470,733
Unrealized depreciation:	(6,499,753)
Net unrealized depreciation:	$(5,029,020)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares				Value
	COMMON STOCK - 43.5%
	DIVERSIFIED FINANCIAL SERVICES - 5.0%
387,029	Och-Ziff Capital Management Group LLC			$1,246,233
505	PJT Partners, Inc.			19,347
				1,265,580
	INVESTMENT COMPANIES - 27.1%
115,463	Apollo Investment Corp.			705,479
31,478	Ares Capital Corp.			515,924
19,263	Compass Diversified Holdings			341,918
263,359	Fifth Street Finance Corp.			1,440,574
19,956	Oaktree Capital Group LLC			938,930
116,675	PennantPark Investment Corp.			876,229
126,900	Prospect Capital Corp.			852,768
55,200	Solar Capital Ltd.			1,194,528
				6,866,350
	PRIVATE EQUITY - 11.4%
38,549	Apollo Global Management LLC			1,160,325
20,211	Blackstone Group LP			674,441
51,000	KKR & Co. LP			1,036,830
				2,871,596
	TOTAL COMMON STOCK (Cost - $12,957,201)			11,003,526

	EXCHANGE TRADED FUNDS - 4.1%
	EQUITY FUNDS - 4.1%
22,175	iShares Mortgage Real Estate Capped ETF			1,038,677
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,114,959)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 8.9%
	BIOTECHNOLOGY - 5.3%
$1,226,000	PDL BioPharma, Inc.	2.7500	12/1/2021	1,328,678

	ELECTRONICS - 3.6%
1,250,000	Fluidigm Corp.	2.7500	2/1/2034	920,312

	TOTAL CONVERTIBLE BONDS (Cost - $2,010,616)			2,248,990

	CORPORATE BONDS - 41.9%
	APPAREL - 3.5%
955,000	Under Armour, Inc.	3.2500	6/15/2026	887,891

	AUTO PARTS & EQUIPMENT - 4.9%
1,209,000	Titan International, Inc.	6.8750	10/1/2020	1,245,875

	COMMERCIAL SERVICES - 3.5%
944,000	Rent-A-Center, Inc.	6.6250	11/15/2020	887,360

	DIVERSIFIED FINANCIAL SERVICES - 8.1%
1,629,000	Community Choice Financial, Inc.	10.7500	5/1/2019	1,453,882
562,000	Enova International, Inc.	9.7500	6/1/2021	592,910
				2,046,792
	ELECTRIC - 4.1%
1,005,000	Dynergy, Inc.	7.3750	11/1/2022	1,046,456

	HOME BUILDERS - 2.9%
712,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	740,480

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 41.9% (Continued)
	MINING - 0.0%
$2,375,395	Molycorp, Inc. +	10.0000	6/1/2020	$24

	OIL & GAS - 3.1%
953,000	Transocean, Inc.	6.8000	3/15/2038	776,695

	REAL ESTATE INVESTEMENT TRUSTS - 2.2%
563,000	DDR Corp.	4.2500	2/1/2026	564,667

	RETAIL - 3.1%
791,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	783,090

	SEMICONDUCTORS - 3.3%
731,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	826,030
5,543,000	Energy Conversion Devices, Inc. ^+#			—
				826,030
	TELECOMMUNICATIONS - 3.2%
633,000	Sprint Capital Corp.	8.7500	3/15/2032	809,449

	TOTAL CORPORATE BONDS (Cost - $13,653,230)			10,614,809

Shares
	SHORT-TERM INVESTMENTS - 0.5%
115,853	Fidelity Investments Money Market Funds Government Portfolio, Class I, 0.91% *			115,853
	TOTAL SHORT-TERM INVESTMENTS (Cost - $115,853)

	TOTAL INVESTMENTS - 98.9% (Cost - $29,851,859) (a)			$25,021,855
	OTHER ASSETS LESS LIABILITIES - 1.1%			282,643
	NET ASSETS - 100.0%			$25,304,498

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

*	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $29,785,164 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,642,946
Unrealized depreciation:	(6,406,255)
Net unrealized depreciation:	$(4,763,309)

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Principal		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 130.6%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 55.4%
$ 3,470,369	Freddie Mac Gold Pool	4.000		8/1/2047	$ 3,655,143
45,962	Freddie Mac REMICS	13.339	*	12/15/2032	58,214
817	Freddie Mac REMICS	13.516	*	9/15/2034	829
69,709	Freddie Mac REMICS	4.000		8/15/2040	8,640
381,544	Freddie Mac REMICS	5.658	*	7/15/2039	62,028
1,122,012	Freddie Mac REMICS	6.138	*	9/15/2036	231,613
239,215	Freddie Mac REMICS	6.158	*	12/15/2039	31,640
1,177,780	Freddie Mac REMICS	6.208	*	4/15/2036	218,877
28,658	Freddie Mac REMICS	6.358		9/15/2039	3,811
418,878	Freddie Mac REMICS	6.500		12/15/2037	83,776
111,996	Freddie Mac Strips	7.000		4/1/2027	22,057
					4,376,628
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 71.9%
2,000,000	Fannie Mae Pool	3.500		12/25/2046	2,060,195
2,000,000	Fannie Mae Pool	4.000		12/25/2046	2,106,563
95,942	Fannie Mae Interest Strip	4.500		11/25/2039	19,963
212,518	Fannie Mae Interest Strip	4.500		11/25/2039	48,706
29,132	Fannie Mae Interest Strip	5.000	*	3/25/2041	5,386
2,538,287	Fannie Mae Interest Strip	5.000		8/25/2035	532,670
416,306	Fannie Mae Interest Strip	5.000		11/25/2040	88,811
82,176	Fannie Mae Interest Strip	7.500	*	7/25/2022	10,042
22,117	Fannie Mae Interest Strip	7.500		9/25/2037	5,802
52,010	Fannie Mae Interest Strip	8.000		7/25/2024	10,451
69,800	Fannie Mae Interest Strip	8.500		10/25/2025	14,349
531,347	Fannie Mae Interest Strip	5.000	*	1/25/2038	111,971
29,121	Fannie Mae REMICS	13.334		7/25/2034	36,175
541,749	Fannie Mae REMICS	3.000	*	2/25/2033	75,979
58,528	Fannie Mae REMICS	4.500	*	12/25/2041	12,621
350,119	Fannie Mae REMICS	5.416	*	8/25/2037	57,579
145,615	Fannie Mae REMICS	5.707	*	10/25/2042	24,006
647,805	Fannie Mae REMICS	6.697	*	7/25/2037	138,546
357,855	Fannie Mae REMICS	7.146	*	4/25/2034	81,474
176,710	Fannie Mae REMICS	7.547	*	9/25/2023	23,483
218,073	Fannie Mae REMICS	7.797	*	6/25/2033	52,193
151,118	FNR 2003-33 IA	6.500		5/25/2033	35,348
534,856	FNS 359 18	6.000		7/25/2035	130,159
					5,682,473
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.3%
920,799	Government National Mortgage Association	4.000		4/20/2042	204,667
10,770	Government National Mortgage Association	24.888	*	4/20/2034	15,032
36,095	Government National Mortgage Association	5.000		4/20/2034	2,402
39,646	Government National Mortgage Association	8.535	*	3/20/2039	41,190
					263,292

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $10,176,873)				10,322,392

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 0.0%
3,184	ML Trust XLIV	9.000		8/20/2020	3,184
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $3,019)				3,184

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Coupon Rate (%)	Maturity	Value
	MORTGAGE NOTES - 6.3%
131,250	CHA0110-17	8.000	4/1/2018	$ 131,250
170,250	HAN0065-17	8.000	3/1/2018	170,250
84,375	LEI10038-17	8.000	7/1/2018	84,375
63,750	MOR0059-17	8.000	3/1/2018	63,750
45,000	RON0061-17	8.000	3/1/2018	45,000
	TOTAL MORTGAGE NOTES (Cost - $494,625)			494,625

	SHORT-TERM INVESTMENTS - 15.8%
1,251,636	Fidelity Institutional Government Portfolio, Class I, 0.95% **			$ 1,251,636
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,251,636)			1,251,636

	TOTAL INVESTMENTS - 152.8% (Cost - $11,926,153) (a)			$ 12,071,837
	LIABILITIES IN EXCESS OF OTHER ASSETS (52.8) %			(4,170,595)
	NET ASSETS - 100.0%			$ 7,901,242
* Floating or variable rate security; rate shown represents the rate at September 30, 2017.
** Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.
REMICS - Real Estate Mortgage Investment Conduit.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $11,926,153 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 180,201
		Unrealized depreciation:		(34,517)
		Net unrealized appreciation:		$ 145,684

Long / (Short)				Unrealized
Contracts				Gain/(Loss)

	SHORT FUTURES CONTRACTS - (0.6) %
5	90 Day Euro$ Future, Maturing December 2017			62
	(Underlying Face Amount at Value $1,231,500)
5	90 Day Euro$ Future, Maturing June 2018			437
	(Underlying Face Amount at Value $1,228,750)
8	90 Day Euro$ Future, Maturing June 2021			363
	(Underlying Face Amount at Value $1,954,700)
5	90 Day Euro$ Future, Maturing March 2018			188
	(Underlying Face Amount at Value $1,230,125)
8	90 Day Euro$ Future, Maturing March 2021			362
	(Underlying Face Amount at Value $1,955,400)
5	90 Day Euro$ Future, Maturing September 2018			688
	(Underlying Face Amount at Value $1,227,750)
8	90 Day Euro$ Future, Maturing December 2020			325
	(Underlying Face Amount at Value $1,956,000)
8	90 Day Euro$ Future, Maturing September 2021			325
	(Underlying Face Amount at Value $1,953,900)
25	US 5 YR Note, Maturing December 2017			6,055
	(Underlying Face Amount at Value $2,937,500)
	Net Unrealized Gain from Open Short Futures Contracts			$ 8,805

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS PURCHASED - 0.1% *
20	S&P 500 Index Future	RJ O’Brien	10/31/2017-$2,600	$13,000,000	$5,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,000)			13,000,000	5,500

Shares
	SHORT-TERM INVESTMENTS - 18.0%
762,226	Fidelity Institutional Government Portfolio, Class I, 0.31% ** +				762,226
	TOTAL SHORT-TERM INVESTMENTS (Cost - $762,226)				762,226

	TOTAL INVESTMENTS - 18.1% (Cost - $765,226) (b)				$767,726
	OTHER ASSETS LESS LIABILITIES - 81.9%				3,477,422
	NET ASSETS - 100.0%				$4,245,148

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	OPTIONS WRITTEN - (1.8)% *
	CALL OPTIONS WRITTEN - (0.9)%
30	S&P 500 EOM	RJ O’Brien	10/20/2017 - $2,540	$19,050,000	$39,750
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $16,875)			19,050,000	39,750

	PUT OPTIONS WRITTEN - (0.9)% *
15	S&P 500 Index Future	RJ O’Brien	10/31/2017 - $2,260	8,475,000	4,875
15	S&P 500 Index Future	RJ O’Brien	10/31/2017 - $2,290	8,587,500	6,188
45	S&P 500 Index Future	RJ O’Brien	10/31/2017 - $2,340	26,325,000	27,562
	TOTAL PUT OPTIONS PURCHASED (Cost - $56,250)			43,387,500	38,625

	TOTAL OPTIONS WRITTEN (Premiums Received - $73,125)			$62,437,500	$78,375

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, is subject to change and resets daily.

+	All of a portion of this security is segregated as collateral for any derivatives the fund may hold.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options purchased and written, is $692,101 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$20,125
Unrealized depreciation:	(22,875)
Net unrealized depreciation:	$(2,750)

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Hedged Commodity Fund and the Hedged Futures Fund (the “Funds”) invests a portion of their assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of September 30, 2017, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.
Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2017, for each Funds’ assets and liabilities measured at fair value:

Small-Cap Insider
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 18,299,991	$ -	$ -	$ 18,299,991
Short-Term Investments	500,765	-	-	500,765
Total Assets	$ 18,800,756	$ -	$ -	$ 18,800,756

Insider Buying
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 61,679,949	$ -	$ -	$ 61,679,949
Short-Term Investments	411,757	-	-	411,757
Total Assets	$ 62,091,706	$ -	$ -	$ 62,091,706

Insider Long/Short
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,102,315	$ -	$ -	$ 3,102,315
Short-Term Investments	82,044	-	-	82,044
Total Assets	$ 3,184,359	$ -	$ -	$ 3,184,359
Liabilities(a,b)
Common Stock Sold Short	$ 760,651	$ -	$ -	$ 760,651
Total Liabilities	$ 760,651	$ -	$ -	$ 760,651

Hedged Commodity
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,862,270	$ -	$ -	$ 7,862,270
Call Options Purchased	1,178,820	-	-	1,178,820
Put Options Purchased	601,775	-	-	601,775
Prime Meridian Income QP Fund (1)	-	-	-	14,293,877
United States Government Securities	-	66,837,256	-	66,837,256
Short-Term Investments	17,213,791	-	-	17,213,791
Total Assets	$ 26,856,656	$ 66,837,256	$ -	$ 107,987,789
Liabilities(a,b)
Put Options Written	$ 711,010	$ -	$ -	$ 711,010
Call Options Written	1,540,707	-	-	1,540,707
Total Liabilities	$ 2,251,717	$ -	$ -	$ 2,251,717

Hedged Futures
Assets(a,b)	Level 1	Level 2	Level 3	Total
Put Options Purchased	$ 39,716,197	$ -	$ -	$ 39,716,197
Put Options Purchased	10,241,250	-	-	10,241,250
Call Options Purchased	145,250,000	-	-	145,250,000
Prime Meridian Income QP Fund (1)	105,159,501	-	-	105,159,501
U.S. Government Securities	-	1,345,044,921	-	1,345,044,921
Short-Term Investments	326,314,288	-	-	326,314,288
Total Assets	$ 626,681,236	$ 1,345,044,921	$ -	$ 1,971,726,157
Liabilities(a,b)
Put Options Written	$ 2,078,125	$ -	$ -	$ 2,078,125
Call Options Written	194,071,250	-	-	194,071,250
Total Liabilities	$ 196,149,375	$ -	$ -	$ 196,149,375

Insider Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 125,809	$ -	$ -	$ 125,809
Convertible Bonds	-	265,676	-	265,676
Corporate Bonds	-	2,245,844	-	2,245,844
Short-Term Investments	23,792	-	-	23,792
Total Assets	$ 149,601	$ 2,511,520	$ -	$ 2,661,121

Intelligent Alternative
Assets(a,b)	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,170,361	$ -	$ -	$ 2,170,361
Short-Term Investments	78,522	-	-	78,522
Total Assets	$ 2,248,883	$ -	$ -	$ 2,248,883

IPOx Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 592,287	$ -	$ -	$ 592,287
Exchange Traded Funds	470,575	-	-	470,575
Short-Term Investments	159,658	-	-	159,658
Total Assets	$ 1,222,520	$ -	$ -	$ 1,222,520

Macro Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 25,050	$ -	$ -	$ 25,050
Structured Notes	-	3,297,270	-	3,297,270
Put Options Purchased	8,999,790	-	-	8,999,790
Call Options Purchased	6,881,825	-	-	6,881,825
Short-Term Investments	3,663,723	-	-	3,663,723
Total Assets	$ 19,570,388	$ 3,297,270	$ -	$ 22,867,658
Liabilities(a,b)
Put Options Written	$ 2,437,077	$ -	$ -	$ 2,437,077
Call Options Written	3,801,320	-	-	3,801,320
Total Liabilities	$ 6,238,397	$ -	$ -	$ 6,238,397

Auctos Multi Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 7,357,059	$ -	$ -	$ 7,357,059
Total Assets	$ 7,357,059	$ -	$ -	$ 7,357,059
Derivatives(a,b)
Assets
Futures Contracts	$ 353,634	$ -	$ -	$ 353,634
Liabilities
Futures Contracts	506,647	-	-	506,647
Total Derivatives	$ (153,013)	$ -	$ -	$ (153,013)

Dynamic Alpha
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 295,022,347	$ -	$ -	$ 295,022,347
Short-Term Investments	12,024,049	-	-	12,024,049
Total Assets	$ 307,046,396	$ -	$ -	$ 307,046,396

Buyback Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,819,268	$ -	$ -	$ 8,819,268
Short-Term Investments	131,933	-	-	131,933
Total Assets	$ 8,951,201	$ -	$ -	$ 8,951,201

Growth of Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,257,645	$ -	$ -	$ 7,257,645
Total Assets	$ 7,257,645	$ -	$ -	$ 7,257,645

Exceed Defined Risk Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,307,520	$ -	$ -	$ 3,307,520
Call Options Purchased	1,045,876	-	-	1,045,876
United States Government Securities	-	149,859	-	149,859
Corporate Bonds	-	4,512,895	-	4,512,895
Short-Term Investments	766,354	-	-	766,354
Total Assets	$ 5,119,750	$ 4,662,754	$ -	$ 9,782,504
Liabilities(a,b)
Put Options Written	$ 106,703	$ -	$ -	$ 106,703
Call Options Written	446,718	-	-	446,718
Total Liabilities	$ 553,421	$ -	$ -	$ 553,421

Tactical Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 85,066,475	$ -	$ -	$ 85,066,475
Total Assets	$ 85,066,475	$ -	$ -	$ 85,066,475

MAP Global Equity Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 35,424,491	$ -	$ -	$ 35,424,491
Mutual Funds	1,222,655	-	-	1,222,655
Short-Term Investments	2,866,194	-	-	2,866,194
Total Assets	$ 39,513,340	$ -	$ -	$ 39,513,340
Liabilities(a,b)
Call Options Written	$ 4,500	$ -	$ -	$ 4,500
Total Liabilities	$ 4,500	$ -	$ -	$ 4,500

MAP Global Balanced Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 297,745	$ -	$ -	$ 297,745
Common Stock	12,588,270	-	-	12,588,270
Convertible Bonds	-	435,850	-	435,850
Corporate Bonds	-	8,210,855	-	8,210,855
Short-Term Investments	2,043,110	-	-	2,043,110
Total Assets	$ 14,929,125	$ 8,646,705	$ -	$ 23,575,830
Millburn Hedge Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,523,710,942	$ -	$ -	$ 1,523,710,942
United States Government Securities	-	778,216,346	-	778,216,346
Short-Term Investments	360,261,424	-	-	360,261,424
Total Assets	$ 1,883,972,366	$ 778,216,346	$ -	$ 2,662,188,712
Derivatives(a,b)
Assets
Futures Contracts	$ 31,698,782	$ -	$ -	$ 31,698,782
Forward Contracts	-	25,073,438	-	25,073,438
Total	$ 31,698,782	$ 25,073,438	$ -	$ 56,772,220
Liabilities
Futures Contracts	$ 26,403,982	$ -	$ -	$ 26,403,982
Forward Contracts	-	47,701,983	-	47,701,983
Total	$ 26,403,982	$ 47,701,983	$ -	$ 74,105,965

MLP & Infrastructure
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 164,308,902	$ -	$ -	$ 164,308,902
Total Assets	$ 164,308,902	$ -	$ -	$ 164,308,902

Floating Rate Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 3,715,051	$ -	$ 3,715,051
Collateralized Loan Obligations	-	2,949,686	-	2,949,686
Bank Loans	-	19,762,926	-	19,762,926
Short-Term Investments	832,724			832,724
Total Assets	$ 832,724	$ 26,427,663	$ -	$ 27,260,387

Hedged Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 71,187	$ -	$ -	$ 71,187
Exchange Traded Funds	352,784	-	-	352,784
Corporate Bonds	-	938,964	-	938,964
Collateralized Mortgage Obligations	-	44,483	-	44,483
Short-Term Investments	63,837	-	-	63,837
Total Assets	$ 487,808	$ 983,447	$ -	$ 1,471,255

High Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,197,461	$ -	$ -	$ 1,197,461
Convertible Bonds	-	7,050,227	-	7,050,227
Corporate Bonds	-	24,414,410	-	24,414,410
Short-Term Investments	1,077,975	-	-	1,077,975
Total Assets	$ 2,275,436	$ 31,464,637	$ -	$ 33,740,073

Total Return Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,003,526	$ -	$ -	$ 11,003,526
Exchanged Traded Funds	1,038,677	-	-	1,038,677
Convertible Bonds	-	2,248,990	-	2,248,990
Corporate Bonds	-	10,614,809	-	10,614,809
Short-Term Investments	115,853	-	-	115,853
Total Assets	$ 12,158,056	$ 12,863,799	$ -	$ 25,021,855

Income Opportunity
Assets(a,b)	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 10,322,392	$ -	$ 10,322,392
Private Collateralized Mort. Obligations	-	3,184	-	3,184
Mortgage Notes	-	-	494,625	494,625
Short-Term Investments	1,251,636	-	-	1,251,636
Total Assets	$ 1,251,636	$ 10,325,576	$ 494,625	$ 12,071,837
Liabilities
Futures Contracts	$ 8,805	$ -	$ -	$ 8,805

Time Value Trading
Assets(a,b)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$ 5,500	$ -	$ -	$ 5,500
Short-Term Investments	762,226	-	-	762,226
Total Assets	$ 767,726	$ -	$ -	$ 767,726
Liabilities(a,b)
Put Options Written	$ 38,625	$ -	$ -	$ 38,625
Call Options Written	39,750	-	-	39,750
Total Liabilities	$ 78,375	$ -	$ -	$ 78,375

*Please refer to the Portfolio of Investments for industry classifications.
1) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The High Income Fund, Total Return Income Fund and Income Opportunity Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.
The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

		High Income		Total Return
		Fund		Income Fund
		Energy Conversion Devices, Inc.		Energy Conversion Devices, Inc.
Beginning balance June 30, 2017		$ -		$ -
Total realized gain/(loss)		-		-
Change in unrealized appreciation		-		-
Capital distribution		-		-
Tax basis adjustment		-		-
Net transfers in/(out) of Level 3				-
Ending balance September 30, 2017		$ -		$ -

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
High Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.			-	Bankruptcy	Expected future cash payments
	Total Fair Value Securities		$ -
Total Return Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.			-	Bankruptcy	Expected future cash payments
	Total Fair Value Securities		$ -

Fair value securities as a percent of Net Assets 0.00% and 0.00% for High Income Fund, and Total Return Income Fund, respectively.

The following is a reconciliation of Mortgage Notes (Income Opportunity Fund), for which Level 3 inputs were used in determining value:

Income Opportunity
Fund
Mortgage Notes
Beginning balance June 30, 2017		$ -
Cost of purchases		661,125
Total realized gain (loss)		-
Change in unrealized appreciation		-
Reinvestment of dividends		-
Proceeds from sales/maturities/calls		(166,500)
Net transfer in/out of level 3		-
Ending balance September 30, 2017		$ 494,625

Certain Funds invest in affiliated underlying funds (the "Catalyst Advised Funds"), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund's assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund's portfolio. In addition, the Advisor may have an incentive to allocate the Fund's assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At September 30, 2016, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

Structured Notes— The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds ("ETFs"). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2017, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	1,780,595
	Written Options	Commodity	2,251,717
Hedged Futures Strategy Fund	Purchased Options	Equity	27,129,082
	Written Options	Equity	547,500
	Futures	Equity	(21,122,363)
Macro Strategy Fund	Purchased Options	Equity	1,057,124
	Written Options	Equity	272,472
Millburn Hedge Startegy Fund	Futures	Commodity	10,119,327
		Equity	18,611,912
		Interest Rate	(19,789,138)
	Forward Contracts	Foreign Exchange	(1,350,269)
Auctos Multi Strategy Fund	Futures	Commodity	(65,308)
		Equity	34,169
		Foreign Exchange	(23,352)
		Interest Rate	(98,522)
Exceed Defined Risk Fund	Purchased Options	Equity	1,045,876
	Written Options	Equity	553,421
MAP Global Equity Fund	Written Options	Equity	4,500
Stone Beach Income Opportunity Fund		Interest Rate	6,055
		Currency	2,750

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2017, is a reflection of the volume of derivative activity for the Funds.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 22, 2017

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 22, 2017